UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2011

Item 1. Reports to Stockholders

Fidelity ®

Institutional

Money Market

Funds

Annual Report

March 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Fidelity® Institutional Money Market Funds
Shareholder Expense Example	<Click Here>
Investment Changes, Schedules of Investments & Financial Statements
Treasury Only Portfolio	<Click Here>
Treasury Portfolio	<Click Here>
Government Portfolio	<Click Here>
Prime Money Market Portfolio	<Click Here>
Money Market Portfolio	<Click Here>
Tax-Exempt Portfolio	<Click Here>
Notes to Financial Statements	<Click Here>
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Fund Goals:
Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-297-2952, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

The general research services agreement with Fidelity Research & Analysis Company has been terminated and is no longer in effect for the funds.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Treasury Only Portfolio
Class I	.16%
Actual		$ 1,000.00	$ 1,000.10	$ .80**
HypotheticalA		$ 1,000.00	$ 1,024.13	$ .81**
Class II	.16%
Actual		$ 1,000.00	$ 1,000.10	$ .80**
HypotheticalA		$ 1,000.00	$ 1,024.13	$ .81**
Class III	.16%
Actual		$ 1,000.00	$ 1,000.10	$ .80**
HypotheticalA		$ 1,000.00	$ 1,024.13	$ .81**
Class IV	.15%
Actual		$ 1,000.00	$ 1,000.10	$ .75**
HypotheticalA		$ 1,000.00	$ 1,024.18	$ .76**
Select Class	.16%
Actual		$ 1,000.00	$ 1,000.10	$ .80**
HypotheticalA		$ 1,000.00	$ 1,024.13	$ .81**
Treasury Portfolio
Class I	.19%
Actual		$ 1,000.00	$ 1,000.10	$ .95
HypotheticalA		$ 1,000.00	$ 1,023.98	$ .96
Class II	.20%
Actual		$ 1,000.00	$ 1,000.00	$ 1.00**
HypotheticalA		$ 1,000.00	$ 1,023.93	$ 1.01**
	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Treasury Portfolio
Class III	.20%
Actual		$ 1,000.00	$ 1,000.00	$ 1.00**
HypotheticalA		$ 1,000.00	$ 1,023.93	$ 1.01**
Class IV	.20%
Actual		$ 1,000.00	$ 1,000.00	$ 1.00**
HypotheticalA		$ 1,000.00	$ 1,023.93	$ 1.01**
Select Class	.20%
Actual		$ 1,000.00	$ 1,000.00	$ 1.00**
HypotheticalA		$ 1,000.00	$ 1,023.93	$ 1.01**
Government Portfolio
Class I	.21%
Actual		$ 1,000.00	$ 1,000.20	$ 1.05
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.06
Class II	.23%
Actual		$ 1,000.00	$ 1,000.10	$ 1.15**
HypotheticalA		$ 1,000.00	$ 1,023.78	$ 1.16**
Class III	.23%
Actual		$ 1,000.00	$ 1,000.10	$ 1.15**
HypotheticalA		$ 1,000.00	$ 1,023.78	$ 1.16**
Select Class	.24%
Actual		$ 1,000.00	$ 1,000.10	$ 1.20
HypotheticalA		$ 1,000.00	$ 1,023.73	$ 1.21
Prime Money Market Portfolio
Class I	.20%
Actual		$ 1,000.00	$ 1,000.90	$ 1.00
HypotheticalA		$ 1,000.00	$ 1,023.93	$ 1.01
Class II	.35%
Actual		$ 1,000.00	$ 1,000.10	$ 1.75
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77
Class III	.36%
Actual		$ 1,000.00	$ 1,000.00	$ 1.80**
HypotheticalA		$ 1,000.00	$ 1,023.14	$ 1.82**
Class IV	.36%
Actual		$ 1,000.00	$ 1,000.00	$ 1.80**
HypotheticalA		$ 1,000.00	$ 1,023.14	$ 1.82**
Select Class	.25%
Actual		$ 1,000.00	$ 1,000.60	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Institutional Class	.14%
Actual		$ 1,000.00	$ 1,001.20	$ .70
HypotheticalA		$ 1,000.00	$ 1,024.23	$ .71
Money Market Portfolio
Class I	.18%
Actual		$ 1,000.00	$ 1,001.10	$ .90
HypotheticalA		$ 1,000.00	$ 1,024.03	$ .91
Class II	.33%
Actual		$ 1,000.00	$ 1,000.30	$ 1.65
HypotheticalA		$ 1,000.00	$ 1,023.29	$ 1.66
	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Money Market Portfolio
Class III	.39%
Actual		$ 1,000.00	$ 1,000.00	$ 1.94**
HypotheticalA		$ 1,000.00	$ 1,022.99	$ 1.97**
Select Class	.23%
Actual		$ 1,000.00	$ 1,000.80	$ 1.15
HypotheticalA		$ 1,000.00	$ 1,023.78	$ 1.16
Class F	.14%
Actual		$ 1,000.00	$ 1,001.30	$ .70
HypotheticalA		$ 1,000.00	$ 1,024.23	$ .71
Institutional Class	.14%
Actual		$ 1,000.00	$ 1,001.30	$ .70
HypotheticalA		$ 1,000.00	$ 1,024.23	$ .71
Tax-Exempt Portfolio
Class I	.22%
Actual		$ 1,000.00	$ 1,000.40	$ 1.10
HypotheticalA		$ 1,000.00	$ 1,023.83	$ 1.11
Class II	.29%
Actual		$ 1,000.00	$ 1,000.00	$ 1.45**
HypotheticalA		$ 1,000.00	$ 1,023.49	$ 1.46**
Class III	.29%
Actual		$ 1,000.00	$ 1,000.00	$ 1.45**
HypotheticalA		$ 1,000.00	$ 1,023.49	$ 1.46**
Select Class	.25%
Actual		$ 1,000.00	$ 1,000.20	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Treasury Only Portfolio
Class I	.21%
Actual		$ 1.05
HypotheticalA		$ 1.06
Class II	.36%
Actual		$ 1.79
HypotheticalA		$ 1.82
Class III	.47%
Actual		$ 2.34
HypotheticalA		$ 2.37
Class IV	.71%
Actual		$ 3.54
HypotheticalA		$ 3.58
	Annualized Expense Ratio	Expenses Paid
Select Class	.26%
Actual		$ 1.30
HypotheticalA		$ 1.31
Treasury Portfolio
Class II	.36%
Actual		$ 1.79
HypotheticalA		$ 1.82
Class III	.46%
Actual		$ 2.29
HypotheticalA		$ 2.32
Class IV	.71%
Actual		$ 3.54
HypotheticalA		$ 3.58
Select Class	.26%
Actual		$ 1.30
HypotheticalA		$ 1.31
Government Portfolio
Class II	.36%
Actual		$ 1.79
HypotheticalA		$ 1.82
Class III	.46%
Actual		$ 2.29
HypotheticalA		$ 2.32
Prime Money Market Portfolio
Class III	.45%
Actual		$ 2.24
HypotheticalA		$ 2.27
Class IV	.70%
Actual		$ 3.49
HypotheticalA		$ 3.53
Money Market Portfolio
Class III	.43%
Actual		$ 2.14
HypotheticalA		$ 2.17
Tax-Exempt Portfolio
Class II	.35%
Actual		$ 1.74
HypotheticalA		$ 1.77
Class III	.45%
Actual		$ 2.24
HypotheticalA		$ 2.27

A 5% return per year before expenses

Annual Report

Treasury Only Portfolio

Investment Changes (Unaudited)

Weighted Average Maturity Diversification
Days	% of fund's investments 3/31/11	% of fund's investments 9/30/10	% of fund's investments 3/31/10
0 - 30	34.3	49.8	34.5
31 - 90	43.7	38.4	49.8
91 - 180	18.8	7.7	12.6
181 - 397	3.2	4.1	3.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/11	9/30/10	3/31/10
Treasury Only Portfolio	58 Days	52 Days	55 Days
All Taxable Money Market Fund Average*	45 Days	44 Days	44 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/11	9/30/10	3/31/10
Treasury Only Portfolio	58 Days	52 Days	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
U.S. Treasury Obligations 99.9%	U.S. Treasury Obligations 100.1%
Net Other Assets 0.1%	Net Other Assets*** (0.1)%

* Source: iMoneyNet, Inc.

** Information not available

*** Net Other Assets not included in the pie chart.

Annual Report

Treasury Only Portfolio

Investments March 31, 2011

Showing Percentage of Net Assets

U.S. Treasury Obligations - 96.4%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 73.7%
4/7/11 to 7/21/11	0.08 to 0.23%	$ 5,451,328	$ 5,450,318
U.S. Treasury Notes - 22.7%
4/30/11 to 11/30/11	0.11 to 0.43	1,676,788	1,679,623
TOTAL U.S. TREASURY OBLIGATIONS			7,129,941
U.S. Treasury Inflation Protected Obligations - 3.5%

U.S. Treasury Notes - 3.5%
4/15/11	0.15	260,695	261,563
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $7,391,504)	7,391,504
NET OTHER ASSETS (LIABILITIES) - 0.1%	6,448
NET ASSETS - 100%	$ 7,397,952
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,391,504)		$ 7,391,504
Receivable for fund shares sold		22,132
Interest receivable		7,761
Prepaid expenses		13
Other receivables		4
Total assets		7,421,414

Liabilities
Payable for fund shares redeemed	$ 22,499
Distributions payable	14
Accrued management fee	844
Other affiliated payables	53
Other payables and accrued expenses	52
Total liabilities		23,462

Net Assets		$ 7,397,952
Net Assets consist of:
Paid in capital		$ 7,397,952
Net Assets		$ 7,397,952

Class I: Net Asset Value, offering price and redemption price per share ($6,149,343 ÷ 6,148,308 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($585,312 ÷ 585,356 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($391,653 ÷ 391,544 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($62,492 ÷ 62,488 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($209,152 ÷ 209,157 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2011

Investment Income
Interest		$ 15,902

Expenses
Management fee	$ 11,959
Transfer agent fees	5,171
Distribution and service plan fees	2,569
Accounting fees and expenses	705
Custodian fees and expenses	97
Independent trustees' compensation	33
Registration fees	116
Audit	51
Legal	28
Miscellaneous	95
Total expenses before reductions	20,824
Expense reductions	(5,778)	15,046
Net investment income (loss)		856
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		101
Net increase in net assets resulting from operations		$ 957

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 856	$ 13,232
Net realized gain (loss)	101	523
Net increase in net assets resulting from operations	957	13,755
Distributions to shareholders from net investment income	(854)	(13,235)
Distributions to shareholders from net realized gain	(245)	(361)
Total distributions	(1,099)	(13,596)
Share transactions - net increase (decrease)	(2,775,464)	(8,004,814)
Total increase (decrease) in net assets	(2,775,606)	(8,004,655)

Net Assets
Beginning of period	10,173,558	18,178,213
End of period	$ 7,397,952	$ 10,173,558

Financial Highlights - Class I

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	.001	.010	.040	.048
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	.001	.010	.040	.048
Distributions from net investment income	- C	(.001)	(.010)	(.040)	(.048)
Distributions from net realized gain	- C	- C	-	-	-
Total distributions	- C	(.001)	(.010)	(.040)	(.048)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.09%	1.05%	4.03%	4.87%
Ratios to Average Net Assets B
Expenses before reductions	.21%	.21%	.24%	.24%	.24%
Expenses net of fee waivers, if any	.18%	.20%	.23%	.20%	.20%
Expenses net of all reductions	.18%	.20%	.23%	.20%	.20%
Net investment income (loss)	.01%	.10%	.81%	3.48%	4.78%
Supplemental Data
Net assets, end of period (in millions)	$ 6,149	$ 8,371	$ 15,535	$ 6,775	$ 1,425

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	.009	.038	.046
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	.009	.038	.046
Distributions from net investment income	- C	- C	(.009)	(.038)	(.046)
Distributions from net realized gain	- C	- C	-	-	-
Total distributions	- C	- C	(.009)	(.038)	(.046)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.03%	.89%	3.88%	4.71%
Ratios to Average Net Assets B
Expenses before reductions	.36%	.36%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.17%	.27%	.38%	.35%	.35%
Expenses net of all reductions	.17%	.27%	.38%	.35%	.35%
Net investment income (loss)	.01%	.03%	.66%	3.58%	4.63%
Supplemental Data
Net assets, end of period (in millions)	$ 585	$ 649	$ 906	$ 514	$ 210

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	.008	.037	.045
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	.008	.037	.045
Distributions from net investment income	- C	- C	(.008)	(.037)	(.045)
Distributions from net realized gain	- C	- C	-	-	-
Total distributions	- C	- C	(.008)	(.037)	(.045)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.80%	3.77%	4.61%
Ratios to Average Net Assets B
Expenses before reductions	.46%	.46%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.18%	.28%	.47%	.45%	.45%
Expenses net of all reductions	.18%	.28%	.47%	.45%	.45%
Net investment income (loss)	.01%	.02%	.57%	3.46%	4.53%
Supplemental Data
Net assets, end of period (in millions)	$ 392	$ 615	$ 835	$ 514	$ 187

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class IV

Years ended March 31,	2011	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	.006	.007
Net realized and unrealized gain (loss) F	-	-	-	-
Total from investment operations	- F	- F	.006	.007
Distributions from net investment income	- F	- F	(.006)	(.007)
Distributions from net realized gain	- F	- F	-	-
Total distributions	- F	- F	(.006)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.60%	.71%
Ratios to Average Net Assets E
Expenses before reductions	.71%	.72%	.74%	.77% A
Expenses net of fee waivers, if any	.17%	.30%	.65%	.70% A
Expenses net of all reductions	.17%	.30%	.65%	.70% A
Net investment income (loss)	.01%	.01%	.39%	1.70% A
Supplemental Data
Net assets, end of period (in millions)	$ 62	$ 60	$ 140	$ 39

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Select Class

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	.001	.010	.039	.047
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	.001	.010	.039	.047
Distributions from net investment income	- C	(.001)	(.010)	(.039)	(.047)
Distributions from net realized gain	- C	- C	-	-	-
Total distributions	- C	(.001)	(.010)	(.039)	(.047)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.07%	.99%	3.98%	4.81%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.26%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.18%	.23%	.28%	.25%	.25%
Expenses net of all reductions	.18%	.23%	.28%	.25%	.25%
Net investment income (loss)	.01%	.07%	.76%	3.50%	4.73%
Supplemental Data
Net assets, end of period (in millions)	$ 209	$ 478	$ 763	$ 174	$ 17

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio

Investment Changes (Unaudited)

Weighted Average Maturity Diversification
Days	% of fund's investments 3/31/11	% of fund's investments 9/30/10	% of fund's investments 3/31/10
0 - 30	68.1	71.2	64.8
31 - 90	3.7	4.5	23.0
91 - 180	14.7	12.1	8.6
181 - 397	13.5	12.2	3.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/11	9/30/10	3/31/10
Treasury Portfolio	51 Days	54 Days	37 Days
All Taxable Money Market Funds Average*	45 Days	44 Days	44 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/11	9/30/10	3/31/10
Treasury Portfolio	51 Days	54 Days	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
U.S. Treasury Obligations 37.0%	U.S. Treasury Obligations 30.5%
Repurchase Agreements 62.9%	Repurchase Agreements 69.5%
Net Other Assets 0.1%	Net Other Assets 0.0%

* Source: iMoneyNet, Inc.

** Information not available

Annual Report

Treasury Portfolio

Investments March 31, 2011

Showing Percentage of Net Assets

U.S. Treasury Obligations - 33.3%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 9.1%
5/26/11 to 12/15/11	0.17 to 0.30%	$ 1,215,000	$ 1,214,140
U.S. Treasury Notes - 24.2%
4/30/11 to 11/30/11	0.18 to 0.43	3,222,000	3,234,188
TOTAL U.S. TREASURY OBLIGATIONS			4,448,328
U.S. Treasury Inflation Protected Obligations - 3.7%

U.S. Treasury Notes - 3.7%
4/15/11	0.15	489,219	490,848
Repurchase Agreements - 62.9%
	Maturity Amount (000s)
In a joint trading account at:
0.11% dated 3/31/11 due 4/1/11 (Collateralized by U.S. Treasury Obligations) #	$ 509,909	509,907
0.13% dated 3/31/11 due 4/1/11 (Collateralized by U.S. Treasury Obligations) #	5,878,480	5,878,459
With:
BNP Paribas Securities Corp. at:
0.15%, dated 2/25/11 due 4/7/11 (Collateralized by U.S. Treasury Obligations valued at $406,376,958, 0%- 9.13%, 4/7/11 - 2/15/39)	398,149	398,000
0.2%, dated 1/5/11 due 4/4/11 (Collateralized by U.S. Treasury Obligations valued at $415,338,347, 0%- 6.63%, 5/5/11 - 2/15/27)	407,201	407,000
Commerz Markets LLC at 0.16%, dated 2/16/11 due 4/7/11 (Collateralized by U.S. Treasury Obligations valued at $407,250,531, 0%- 10.63%, 4/30/11 - 2/15/41)	399,158	399,000
Federal Reserve Bank of New York at:
0.1%, dated 3/29/11 due 4/5/11 (Collateralized by U.S. Treasury Obligations valued at $10,000,434, 1%, 7/31/11)	10,000	10,000
0.14%, dated 3/31/11 due 4/4/11 (Collateralized by U.S. Treasury Obligations valued at $10,000,113, 4.88%, 4/30/11)	10,000	10,000

	Maturity Amount (000s)	Value (000s)
Morgan Stanley & Co., Inc. at 0.14%, dated:
3/8/11 due 4/7/11 (Collateralized by U.S. Treasury Obligations valued at $407,440,521, 0%- 11.25%, 4/28/11 - 11/15/40)	$ 399,047	$ 399,000
3/9/11 due 4/7/11 (Collateralized by U.S. Treasury Obligations valued at $407,016,503, 0%- 8.75%, 6/30/11 - 8/15/27)	399,090	399,000
TOTAL REPURCHASE AGREEMENTS		8,410,366
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $13,349,542)		13,349,542
NET OTHER ASSETS (LIABILITIES) - 0.1%		15,164
NET ASSETS - 100%		$ 13,364,706
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$509,907,000 due 4/01/11 at 0.11%
BNP Paribas Securities Corp.	$ 224,633
Barclays Capital, Inc.	195,148
Merrill Lynch, Pierce, Fenner & Smith, Inc.	90,126
$ 509,907
$5,878,459,000 due 4/01/11 at 0.13%
Barclays Capital, Inc.	$ 1,079,955
Citigroup Global Markets, Inc.	799,967
Commerz Markets LLC	399,983
Credit Agricole Securities (USA), Inc.	2,399,902
HSBC Securities (USA), Inc.	318,689
RBS Securities, Inc.	399,983
UBS Securities LLC	399,983
Wells Fargo Securities LLC	79,997
$ 5,878,459
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $8,410,366) - See accompanying schedule: Unaffiliated issuers (cost $13,349,542)		$ 13,349,542
Receivable for fund shares sold		2,635
Interest receivable		14,680
Prepaid expenses		18
Other receivables		117
Total assets		13,366,992

Liabilities
Payable for fund shares redeemed	$ 260
Distributions payable	61
Accrued management fee	1,521
Transfer agent fee payable	210
Other affiliated payables	86
Other payables and accrued expenses	148
Total liabilities		2,286

Net Assets		$ 13,364,706
Net Assets consist of:
Paid in capital		$ 13,364,709
Accumulated undistributed net realized gain (loss) on investments		(3)
Net Assets		$ 13,364,706

Class I: Net Asset Value, offering price and redemption price per share ($8,784,097 ÷ 8,781,047 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($155,144 ÷ 155,042 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($3,768,489 ÷ 3,768,074 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($304,950 ÷ 304,858 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($352,026 ÷ 351,948 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2011

Investment Income
Interest		$ 29,599

Expenses
Management fee	$ 18,211
Transfer agent fees	7,839
Distribution and service plan fees	11,630
Accounting fees and expenses	942
Custodian fees and expenses	46
Independent trustees' compensation	50
Registration fees	148
Audit	60
Legal	40
Miscellaneous	128
Total expenses before reductions	39,094
Expense reductions	(12,080)	27,014
Net investment income (loss)		2,585
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		25
Net increase in net assets resulting from operations		$ 2,610

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,585	$ 16,682
Net realized gain (loss)	25	405
Net increase in net assets resulting from operations	2,610	17,087
Distributions to shareholders from net investment income	(2,569)	(16,684)
Distributions to shareholders from net realized gain	-	(335)
Total distributions	(2,569)	(17,019)
Share transactions - net increase (decrease)	(212,937)	(9,452,344)
Total increase (decrease) in net assets	(212,896)	(9,452,276)

Net Assets
Beginning of period	13,577,602	23,029,878
End of period	$ 13,364,706	$ 13,577,602

Financial Highlights - Class I

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	.001	.011	.041	.050
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	.001	.011	.041	.050
Distributions from net investment income	- C	(.001)	(.011)	(.041)	(.050)
Distributions from net realized gain	-	- C	-	-	-
Total distributions	- C	(.001)	(.011)	(.041)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.03%	.10%	1.11%	4.20%	5.11%
Ratios to Average Net Assets B
Expenses before reductions	.21%	.21%	.23%	.22%	.23%
Expenses net of fee waivers, if any	.20%	.21%	.22%	.20%	.20%
Expenses net of all reductions	.20%	.21%	.22%	.20%	.20%
Net investment income (loss)	.03%	.11%	1.04%	3.71%	5.01%
Supplemental Data
Net assets, end of period (in millions)	$ 8,784	$ 8,650	$ 16,236	$ 15,037	$ 5,491

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	.010	.040	.048
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	.010	.040	.048
Distributions from net investment income	- C	- C	(.010)	(.040)	(.048)
Distributions from net realized gain	-	- C	-	-	-
Total distributions	- C	- C	(.010)	(.040)	(.048)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.03%	.96%	4.04%	4.96%
Ratios to Average Net Assets B
Expenses before reductions	.36%	.36%	.38%	.37%	.39%
Expenses net of fee waivers, if any	.22%	.29%	.36%	.35%	.35%
Expenses net of all reductions	.22%	.29%	.36%	.35%	.35%
Net investment income (loss)	.01%	.03%	.90%	3.90%	4.86%
Supplemental Data
Net assets, end of period (in millions)	$ 155	$ 164	$ 407	$ 305	$ 355

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	.009	.039	.047
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	.009	.039	.047
Distributions from net investment income	- C	- C	(.009)	(.039)	(.047)
Distributions from net realized gain	-	- C	-	-	-
Total distributions	- C	- C	(.009)	(.039)	(.047)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.87%	3.94%	4.85%
Ratios to Average Net Assets B
Expenses before reductions	.46%	.46%	.48%	.47%	.48%
Expenses net of fee waivers, if any	.22%	.30%	.46%	.45%	.45%
Expenses net of all reductions	.22%	.30%	.46%	.45%	.45%
Net investment income (loss)	.01%	.02%	.80%	3.74%	4.76%
Supplemental Data
Net assets, end of period (in millions)	$ 3,768	$ 3,907	$ 5,051	$ 5,329	$ 3,663

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class IV

Years ended March 31,	2011	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	.007	.007
Net realized and unrealized gain (loss) F	-	-	-	-
Total from investment operations	- F	- F	.007	.007
Distributions from net investment income	- F	- F	(.007)	(.007)
Distributions from net realized gain	-	- F	-	-
Total distributions	- F	- F	(.007)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.71%	.68%
Ratios to Average Net Assets E
Expenses before reductions	.71%	.71%	.73%	.72% A
Expenses net of fee waivers, if any	.22%	.30%	.62%	.70% A
Expenses net of all reductions	.22%	.30%	.62%	.70% A
Net investment income (loss)	.01%	.03%	.64%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 304,950	$ 492,495	$ 453,724	$ 117

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Select Class

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	.001	.011	.041	.049
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	.001	.011	.041	.049
Distributions from net investment income	- C	(.001)	(.011)	(.041)	(.049)
Distributions from net realized gain	-	- C	-	-	-
Total distributions	- C	(.001)	(.011)	(.041)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.07%	1.06%	4.15%	5.06%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.26%	.28%	.27%	.28%
Expenses net of fee waivers, if any	.22%	.24%	.27%	.25%	.25%
Expenses net of all reductions	.22%	.24%	.27%	.25%	.25%
Net investment income (loss)	.01%	.08%	.99%	3.95%	4.96%
Supplemental Data
Net assets, end of period (in millions)	$ 352	$ 365	$ 882	$ 513	$ 296

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio

Investment Changes (Unaudited)

Weighted Average Maturity Diversification
Days	% of fund's investments 3/31/11	% of fund's investments 9/30/10	% of fund's investments 3/31/10
0 - 30	68.0	70.3	78.5
31 - 90	11.3	13.6	14.2
91 - 180	9.6	5.0	5.6
181 - 397	11.1	11.1	1.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/11	9/30/10	3/31/10
Government Portfolio	48 Days	48 Days	24 Days
All Taxable Money Market Fund Average*	45 Days	44 Days	44 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/11	9/30/10	3/31/10
Government Portfolio	88 Days	112 Days	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
Federal Agency Issues 43.9%	Federal Agency Issues 38.0%
U.S. Treasury Obligations 5.4%	U.S. Treasury Obligations 5.3%
Repurchase Agreements 50.6%	Repurchase Agreements 55.8%
Net Other Assets 0.1%	Net Other Assets 0.9%

* Source: iMoneyNet, Inc.

** Information not available

Annual Report

Government Portfolio

Investments March 31, 2011

Showing Percentage of Net Assets

Federal Agencies - 43.9%
	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 2.8%
4/11/11 to 9/17/12	0.21 to 0.28% (b)	$ 923,078	$ 929,492
Federal Home Loan Bank - 35.9%
4/12/11 to 2/17/12	0.17 to 0.60 (b)	11,794,220	11,796,696
Freddie Mac - 5.2%
4/11/11 to 11/2/12	0.20 to 0.35 (b)	1,706,000	1,710,256
TOTAL FEDERAL AGENCIES			14,436,444
U.S. Treasury Obligations - 5.4%

U.S. Treasury Bills - 3.0%
9/22/11 to 9/29/11	0.15 to 0.18	1,010,000	1,009,219
U.S. Treasury Notes - 2.4%
8/31/11 to 1/31/12	0.30 to 0.33	782,000	784,534
TOTAL U.S. TREASURY OBLIGATIONS			1,793,753
Repurchase Agreements - 50.6%
	Maturity Amount (000s)
In a joint trading account at:
0.18% dated 3/31/11 due 4/1/11 (Collateralized by U.S. Government Obligations) #	$ 575,398	575,395
0.2% dated 3/31/11 due 4/1/11 (Collateralized by U.S. Government Obligations) #	11,901,323	11,901,258
With:
BNP Paribas Securities Corp. at:
0.21%, dated 2/11/11 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $88,765,365, 1.39% - 7%, 6/1/19 - 9/1/46)	87,091	87,000
0.23%, dated 11/24/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $822,980,501, 1.75% - 7%, 11/1/13 - 4/25/41)	803,908	803,000
Deutsche Bank Securities, Inc. at:
0.19%, dated 3/1/11 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $174,448,537, 4% - 6.5%, 1/1/26 - 3/1/41)	171,079	171,000
0.21%, dated 1/27/11 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $610,187,718, 2.1% - 6.3%, 4/1/14 - 12/1/47)	598,314	598,000
0.23%, dated:
10/26/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $100,060,266, 3.5% - 4%, 10/1/25 - 10/1/40)	98,113	98,000

	Maturity Amount (000s)	Value (000s)
11/4/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $159,270,458, 3.21% - 7%, 1/1/26 - 2/1/41)	$ 156,175	$ 156,000
0.24%, dated 11/15/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $95,967,571, 3.5% - 5%, 10/1/25 - 11/1/40)	94,114	94,000
0.25%, dated 12/1/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $94,939,709, 3.21% - 6%, 12/1/37 - 11/1/40)	93,121	93,000
ING Financial Markets LLC at:
0.2%, dated 3/2/11 due:
4/7/11 (Collateralized by U.S. Government Obligations valued at $162,209,730, 2.23% - 6.06%, 4/1/18 - 3/1/41)	159,080	159,000
4/7/11 (Collateralized by U.S. Government Obligations valued at $198,826,661, 0.5% - 6%, 9/25/21 - 8/25/40)	193,129	193,000
0.22%, dated:
1/24/11 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $59,184,474, 2.46% - 5.7%, 9/1/25 - 4/1/40)	58,043	58,000
2/7/11 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $181,491,433, 0.69% - 6.35%, 7/1/19 - 9/1/40)	177,197	177,000
2/11/11 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $43,873,122, 2.82% - 4.71%, 8/1/36 - 5/1/38)	43,047	43,000
0.23%, dated:
11/8/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $85,758,837, 1.96% - 5.72%, 7/1/24 - 1/1/41)	84,098	84,000
1/18/11 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $414,251,439, 0.49% - 1.25%, 10/25/14 - 4/25/39)	402,308	402,000
0.24%, dated:
10/13/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $413,495,383, 0.51% - 6%, 2/15/17 - 12/25/39)	401,481	401,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at:
0.24%, dated: - continued
10/18/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $50,037,553, 2.15% - 6.11%, 2/1/23 - 2/1/40)	$ 49,059	$ 49,000
10/25/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $46,969,210, 2.22% - 4.97%, 3/1/33 - 4/1/40)	46,056	46,000
11/15/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $24,502,589, 3.68%, 8/1/40)	24,029	24,000
0.25%, dated 10/1/10 due 4/1/11 (Collateralized by U.S. Government Obligations valued at $51,065,476, 2.12% - 6.11%, 11/1/24 - 4/1/38)	50,063	50,000
RBC Capital Markets Corp. at 0.19%, dated 3/1/11 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $326,563,421, 0.62% - 7%, 11/25/20 - 12/15/40)	317,154	317,000

	Maturity Amount (000s)	Value (000s)
RBS Securities, Inc. at 0.25%, dated 10/27/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $46,973,384, 2.59% - 5.08%, 4/1/30 - 3/1/41)	$ 46,058	$ 46,000
Wells Fargo Securities, LLC at 0.25%, dated 10/21/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $23,486,393, 4.5%, 3/1/41)	23,029	23,000
TOTAL REPURCHASE AGREEMENTS		16,648,653
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $32,878,850)	32,878,850
NET OTHER ASSETS (LIABILITIES) - 0.1%	24,702
NET ASSETS - 100%	$ 32,903,552
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$575,395,000 due 4/01/11 at 0.18%
Bank of America NA	$ 257,413
Barclays Capital, Inc.	113,565
Merrill Lynch, Pierce, Fenner & Smith, Inc.	52,997
UBS Securities LLC	151,420
$ 575,395
$11,901,258,000 due 4/01/11 at 0.20%
Bank of America NA	$ 3,315,878
Citibank NA	191,638
Citigroup Global Markets, Inc.	1,533,104
Deutsche Bank Securities, Inc.	2,874,569
J.P. Morgan Securities, Inc.	383,276
RBC Capital Markets Corp.	191,638
UBS Securities LLC	996,517
Wells Fargo Securities LLC	2,414,638
$ 11,901,258
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $2,305,890, all of which will expire in fiscal 2019. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $16,648,653) - See accompanying schedule: Unaffiliated issuers (cost $32,878,850)		$ 32,878,850
Receivable for fund shares sold		4,824
Interest receivable		27,665
Prepaid expenses		50
Other receivables		341
Total assets		32,911,730

Liabilities
Payable for fund shares redeemed	$ 1,898
Distributions payable	284
Accrued management fee	3,779
Transfer agent fee payable	1,636
Distribution and service plan fees payable	34
Other affiliated payables	136
Other payables and accrued expenses	411
Total liabilities		8,178

Net Assets		$ 32,903,552
Net Assets consist of:
Paid in capital		$ 32,906,043
Distributions in excess of net investment income		(185)
Accumulated undistributed net realized gain (loss) on investments		(2,306)
Net Assets		$ 32,903,552

Class I: Net Asset Value, offering price and redemption price per share ($29,686,553 ÷ 29,678,592 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($806,828 ÷ 806,525 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,050,218 ÷ 2,049,507 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($359,953 ÷ 359,951 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2011

Investment Income
Interest		$ 90,228

Expenses
Management fee	$ 48,829
Transfer agent fees	21,038
Distribution and service plan fees	6,902
Accounting fees and expenses	1,622
Custodian fees and expenses	163
Independent trustees' compensation	140
Registration fees	307
Audit	51
Legal	126
Interest	11
Miscellaneous	383
Total expenses before reductions	79,572
Expense reductions	(5,530)	74,042
Net investment income (loss)		16,186
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,304)
Net increase in net assets resulting from operations		$ 13,882

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,186	$ 107,151
Net realized gain (loss)	(2,304)	5,349
Net increase in net assets resulting from operations	13,882	112,500
Distributions to shareholders from net investment income	(16,201)	(107,137)
Distributions to shareholders from net realized gain	(976)	-
Total distributions	(17,177)	(107,137)
Share transactions - net increase (decrease)	(16,132,135)	(11,476,819)
Total increase (decrease) in net assets	(16,135,430)	(11,471,456)

Net Assets
Beginning of period	49,038,982	60,510,438
End of period (including distributions in excess of net investment income of $185 and $0, respectively).	$ 32,903,552	$ 49,038,982

Financial Highlights - Class I

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	.002	.017	.046	.050
Net realized and unrealized gain (loss)	- C	-	-	-	-
Total from investment operations	- C	.002	.017	.046	.050
Distributions from net investment income	- C	(.002)	(.017)	(.046)	(.050)
Distribution from net realized gain	- C	-	-	-	-
Total distributions	- C	(.002)	(.017)	(.046)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.05%	.17%	1.70%	4.74%	5.15%
Ratios to Average Net Assets B
Expenses before reductions	.21%	.21%	.23%	.22%	.23%
Expenses net of fee waivers, if any	.21%	.21%	.23%	.20%	.20%
Expenses net of all reductions	.21%	.21%	.23%	.20%	.20%
Net investment income (loss)	.05%	.18%	1.44%	4.39%	5.04%
Supplemental Data
Net assets, end of period (in millions)	$ 29,687	$ 45,414	$ 54,931	$ 18,583	$ 5,711

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	.001	.015	.045	.049
Net realized and unrealized gain (loss)	- C	-	-	-	-
Total from investment operations	- C	.001	.015	.045	.049
Distributions from net investment income	- C	(.001)	(.015)	(.045)	(.049)
Distribution from net realized gain	- C	-	-	-	-
Total distributions	- C	(.001)	(.015)	(.045)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.08%	1.55%	4.59%	5.00%
Ratios to Average Net Assets B
Expenses before reductions	.36%	.36%	.38%	.38%	.39%
Expenses net of fee waivers, if any	.25%	.31%	.38%	.35%	.35%
Expenses net of all reductions	.25%	.31%	.38%	.35%	.35%
Net investment income (loss)	.01%	.07%	1.29%	4.32%	4.89%
Supplemental Data
Net assets, end of period (in millions)	$ 807	$ 1,413	$ 1,936	$ 1,342	$ 536

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	.014	.044	.048
Net realized and unrealized gain (loss)	- C	-	-	-	-
Total from investment operations	- C	- C	.014	.044	.048
Distributions from net investment income	- C	- C	(.014)	(.044)	(.048)
Distribution from net realized gain	- C	-	-	-	-
Total distributions	- C	- C	(.014)	(.044)	(.048)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.04%	1.44%	4.48%	4.89%
Ratios to Average Net Assets B
Expenses before reductions	.46%	.46%	.49%	.48%	.48%
Expenses net of fee waivers, if any	.25%	.35%	.48%	.45%	.45%
Expenses net of all reductions	.25%	.35%	.48%	.45%	.45%
Net investment income (loss)	.01%	.03%	1.19%	4.27%	4.79%
Supplemental Data
Net assets, end of period (in millions)	$ 2,050	$ 1,910	$ 3,031	$ 1,763	$ 814

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	.001	.016	.046	.050
Net realized and unrealized gain (loss)	- C	-	-	-	-
Total from investment operations	- C	.001	.016	.046	.050
Distributions from net investment income	- C	(.001)	(.016)	(.046)	(.050)
Distribution from net realized gain	- C	-	-	-	-
Total distributions	- C	(.001)	(.016)	(.046)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	.13%	1.65%	4.69%	5.10%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.26%	.28%	.27%	.28%
Expenses net of fee waivers, if any	.24%	.25%	.28%	.25%	.25%
Expenses net of all reductions	.24%	.25%	.28%	.25%	.25%
Net investment income (loss)	.01%	.13%	1.39%	4.30%	4.99%
Supplemental Data
Net assets, end of period (in millions)	$ 360	$ 302	$ 612	$ 266	$ 45

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Money Market Portfolio

Investment Changes (Unaudited)

Weighted Average Maturity Diversification
Days	% of fund's investments 3/31/11	% of fund's investments 9/30/10	% of fund's investments 3/31/10
0 - 30	57.0	52.6	59.3
31 - 90	22.4	30.1	22.6
91 - 180	13.8	14.2	13.2
181 - 397	6.8	3.1	4.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/11	9/30/10	3/31/10
Prime Money Market Portfolio	50 Days	51 Days	52 Days
All Taxable Money Market Fund Average*	45 Days	44 Days	44 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/11	9/30/10	3/31/10
Prime Money Market Portfolio	107 Days	81 Days	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
Corporate Bonds 0.1%	Corporate Bonds 0.1%
Commercial Paper 18.5%	Commercial Paper 17.4%
Bank CDs, BAs, TDs, and Notes 45.0%	Bank CDs, BAs, TDs, and Notes 57.4%
Government Securities† 16.4%	Government Securities†† 7.5%
Repurchase Agreements 20.1%	Repurchase Agreements 19.9%
Net Other Assets*** (0.1)%	Net Other Assets*** (2.3)%

* Source: iMoneyNet, Inc.

** Information not available

*** Net Other Assets are not included in the pie chart.

† Includes Federal Financing Bank Supported Student Loan Short-Term Notes.

†† Includes FDIC Guaranteed Corporate Securities.

Annual Report

Prime Money Market Portfolio

Investments March 31, 2011

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
Florida Timber Finance III LLC Taxable VRDN, LOC Wells Fargo Bank NA
4/7/11	0.26% (d)	$ 25,155	$ 25,155
LP Pinewood SPV LLC Taxable VRDN, LOC Wells Fargo Bank NA
4/7/11	0.26 (d)	37,000	37,000
TOTAL CORPORATE BONDS			62,155
Certificates of Deposit - 37.7%

London Branch, Eurodollar, Foreign Banks - 11.9%
Commonwealth Bank of Australia
4/4/11 to 6/7/11	0.30	339,000	339,000
Credit Agricole SA
4/8/11 to 5/9/11	0.37 to 0.45	2,138,000	2,138,000
Credit Industriel et Commercial
5/3/11 to 7/1/11	0.40 to 0.45	1,200,000	1,200,000
Danske Bank A/S
4/11/11	0.33	225,000	225,000
HSBC Bank PLC
4/14/11 to 3/15/12	0.32 to 0.55	751,000	751,000
ING Bank NV
5/4/11 to 5/9/11	0.30	930,000	930,000
Landesbank Hessen-Thuringen
4/18/11 to 4/26/11	0.33	929,000	929,000
National Australia Bank Ltd.
6/6/11 to 7/18/11	0.30 to 0.43	1,910,000	1,910,001
			8,422,001
New York Branch, Yankee Dollar, Foreign Banks - 25.8%
Bank of Montreal
5/25/11 to 11/22/11	0.35 to 0.40 (d)	267,000	267,000
Bank of Nova Scotia
4/13/11 to 3/16/12	0.26 to 0.38 (d)	281,000	281,000
Bank of Tokyo-Mitsubishi
4/4/11 to 8/15/11	0.25 to 0.50	2,000,000	2,000,000
BNP Paribas New York Branch
5/12/11 to 6/8/11	0.37 to 0.41	1,600,000	1,600,000
BNP Paribas SA
9/27/11	0.51 (d)	1,500,000	1,500,000
Canadian Imperial Bank of Commerce New York Branch
4/1/11 to 4/20/12	0.35 to 0.50 (d)	2,258,000	2,258,000
Commerzbank AG New York Branch
5/13/11	0.43	280,000	280,000
Credit Suisse
7/25/11 to 9/2/11	0.31 to 0.32 (d)	684,000	684,000
Deutsche Bank
7/25/11	0.35 (d)	750,000	750,000
DnB NOR Bank ASA
8/4/11	0.31 (d)	223,000	223,000
Intesa Sanpaolo SpA New York Branch
4/7/11	0.40	168,000	168,000

	Yield (a)	Principal Amount (000s)	Value (000s)
Mitsubishi UFJ Trust & Banking Corp.
4/18/11	0.35%	$ 269,000	$ 269,000
Mizuho Corporate Bank Ltd.
4/6/11	0.25	234,000	234,000
Natexis Banques Populaires New York Branch
6/1/11	0.40	705,000	705,000
National Bank Canada
11/4/11	0.41 (d)	585,000	585,000
Natixis SA
5/3/11 to 6/22/11	0.40 to 2.01 (d)	355,000	355,000
Rabobank Nederland New York Branch
6/8/11 to 4/2/12	0.30 to 0.50 (d)	2,112,000	2,112,000
Royal Bank of Canada
3/30/12	0.64 (d)	190,000	190,000
Skandinaviska Enskilda Banken
6/6/11	0.35	92,000	92,000
Societe Generale
4/11/11 to 5/16/11	0.35 to 1.71 (d)	821,000	821,000
Sumitomo Mitsui Banking Corp.
4/6/11 to 5/18/11	0.23 to 0.30	810,000	810,000
Svenska Handelsbanken
5/3/11	0.35	455,000	455,002
Toronto-Dominion Bank New York Branch
1/12/12	0.34 (d)	195,000	195,000
UBS AG
5/2/11 to 7/21/11	0.30 to 0.36 (d)	1,446,000	1,446,000
			18,280,002
TOTAL CERTIFICATES OF DEPOSIT			26,702,003
Commercial Paper - 18.5%

ASB Finance Ltd.
2/3/12	0.41 (d)	150,000	149,994
Australia & New Zealand Banking Group Ltd.
4/4/11 to 4/11/11	0.32	224,000	223,985
Autobahn Funding (Liquidity Facility DZ BANK AG)
4/5/11		7,832	7,832
Barclays Bank PLC/Barclays US CCP Funding LLC
4/15/11 to 4/19/11	0.32	223,000	222,968
BP Capital Markets PLC
6/7/11	0.33	68,000	67,958
Commerzbank U.S. Finance, Inc.
5/6/11	0.42	394,000	393,839
Commonwealth Bank of Australia
6/2/11 to 11/21/11	0.35 to 0.36 (d)	682,000	681,995
Danske Corp.
4/11/11 to 5/16/11	0.32	1,221,250	1,220,914
Deutsche Bank Financial LLC
4/4/11	0.30	350,000	349,991
Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
DnB NOR Bank ASA
7/25/11 to 8/22/11	0.30% (d)	$ 421,000	$ 421,000
Gotham Funding Corp. (Liquidity Facility Bank Tokyo-Mitsubishi UFJ Ltd.)
4/1/11-4/5/11	0.25	340,000	339,996
Hannover Funding Co. LLC (Liquidity Facility Norddeutsche Landesbank Girozentrale) (Liquidity Facility U.S. Bank NA, Minnesota)
4/4/11	0.45	67,000	66,997
Intesa Funding LLC
4/6/11 to 4/18/11	0.40 to 0.41	942,000	941,882
Landesbank Hessen-Thuringen
4/11/11	0.32	293,000	292,974
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
4/5/11-4/8/11	0.25	303,000	302,989
Natexis Banques Populaires U.S. Finance Co. LLC
5/2/11 to 7/1/11	0.40 to 0.45	1,538,000	1,536,799
Nationwide Building Society
6/3/11	0.34	74,000	73,956
Natixis US Finance Co. LLC
5/3/11	0.40 (d)	364,000	364,000
Royal Bank of Canada
6/16/11	0.40	463,000	462,609
Skandinaviska Enskilda Banken AB
4/4/11 to 4/8/11	0.32	525,000	524,968
Societe Generale North America, Inc.
4/1/11 to 5/2/11	0.35 to 0.40	1,449,000	1,448,858
Sumitomo Mitsui Banking Corp.
4/7/11	0.24	206,000	205,992
Total Capital Canada Ltd.
8/19/11 to 12/15/11	0.40 to 0.42	310,500	309,815
Toyota Motor Credit Corp.
4/12/11 to 4/15/11	0.35	57,000	56,993
UniCredito Italiano Bank (Ireland) PLC
4/1/11 to 4/18/11	0.30 to 0.42	968,000	967,933
Westpac Banking Corp.
4/19/11 to 10/7/11	0.30 to 0.45 (d)	1,474,000	1,473,526
TOTAL COMMERCIAL PAPER			13,110,763
U.S. Government and Government Agency Obligations - 1.2%

Other Government Related - 1.2%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
5/10/11-6/9/11	0.25 (c)	878,738	878,444
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			878,444
Federal Agencies - 4.0%
	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank - 1.3%
8/12/11 to 9/26/11	0.17 to 0.22% (d)	$ 934,000	$ 933,797
Freddie Mac - 2.7%
8/10/12 to 11/2/12	0.20 to 0.22 (d)	1,870,000	1,868,235
TOTAL FEDERAL AGENCIES			2,802,032
U.S. Treasury Obligations - 11.2%

U.S. Treasury Bills - 5.8%
6/30/11 to 2/9/12	0.15 to 0.31	4,129,000	4,124,766
U.S. Treasury Notes - 5.4%
4/30/11 to 2/29/12	0.20 to 0.45	3,781,500	3,809,422
TOTAL U.S. TREASURY OBLIGATIONS			7,934,188
Bank Notes - 0.5%

Bank of America NA
5/12/11	0.30	324,000	324,000
Medium-Term Notes - 4.8%

BP Capital Markets PLC
4/11/11	0.45 (d)	65,849	65,849
Commonwealth Bank of Australia
2/10/12	0.36 (b)(d)	236,000	236,000
Metropolitan Life Global Funding I
7/1/11	2.05 (b)(d)	63,500	63,500
Metropolitan Life Insurance Co.
6/29/11	0.60 (d)(h)	30,000	30,000
Royal Bank of Canada
3/30/12 to 4/13/12	0.30 to 0.70 (b)(d)	841,000	841,000
2/6/12	0.31 (d)	714,000	713,696
Westpac Banking Corp.
12/23/11 to 4/13/12	0.31 to 0.36 (b)(d)	1,484,000	1,484,000
TOTAL MEDIUM-TERM NOTES			3,434,045
Municipal Securities - 2.0%

ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 A, LOC Bank of America NA, VRDN
4/7/11	0.24 (d)	27,865	27,865
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
4/7/11	0.22 (d)	27,100	27,100
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series EGL 06 83 Class A, (Liquidity Facility Citibank NA)
4/7/11	0.25 (d)(f)	35,600	35,600
California Gen. Oblig. Series 2003 C2, LOC Bank of Nova Scotia New York Branch, VRDN
4/7/11	0.23 (d)	16,850	16,850
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2005 B1, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
4/7/11	0.22% (d)(e)	$ 12,475	$ 12,475
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.) Series III 2001 E, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
4/7/11	0.23 (d)(e)	19,500	19,500
California Hsg. Fin. Agcy. Rev. Series 2000 A, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
4/7/11	0.21 (d)(e)	31,780	31,780
California Hsg. Fin. Agcy. Rev. Series 2001 G, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
4/7/11	0.23 (d)(e)	26,365	26,365
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, LOC Bank of America NA, VRDN
4/7/11	0.25 (d)	20,495	20,495
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Canyon Creek Apts. Proj.) Series 1995 C, LOC Fannie Mae, VRDN
4/7/11	0.24 (d)(e)	38,800	38,800
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Heritage Park Apts. Proj.) Series 2008 C, LOC Freddie Mac, VRDN
4/7/11	0.24 (d)(e)	9,000	9,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Vineyard Creek Apts. Proj.) Series 2003 W, LOC Fannie Mae, VRDN
4/7/11	0.24 (d)(e)	19,500	19,500
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, LOC Fed. Home Ln. Bank Pittsburgh, VRDN
4/7/11	0.23 (d)	64,525	64,525
Chula Vista Multi-Family Hsg. Rev. (Teresina Apts. Proj.) Series 2006 A, LOC Fannie Mae, VRDN
4/7/11	0.23 (d)(e)	18,970	18,970
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, LOC Union Bank of California, VRDN
4/7/11	0.27 (d)	20,000	20,000
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, LOC Bank of America NA, VRDN
4/7/11	0.27 (d)	10,000	10,000
Contra Costa County Multi-family Hsg. Rev. (Park Regency Proj.) Series 2003 F, LOC Fannie Mae, VRDN
4/7/11	0.23 (d)(e)	12,800	12,800
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 1997 A, LOC PNC Bank NA, VRDN
4/7/11	0.25 (d)	11,100	11,100
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2005 H, LOC U.S. Bank NA, Minnesota, VRDN
4/7/11	0.21 (d)	14,700	14,700
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 B, LOC Harris NA, VRDN
4/7/11	0.24 (d)	18,000	18,000
Illinois Edl. Facilities Auth. Revs. (Field Museum of Natural History Proj.) Series 2000, LOC JPMorgan Chase Bank, VRDN
4/7/11	0.23 (d)	11,200	11,200

	Yield (a)	Principal Amount (000s)	Value (000s)
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 F, LOC JPMorgan Chase Bank, VRDN
4/7/11	0.23% (d)	$ 10,100	$ 10,100
Illinois Fin. Auth. Rev. (Rehabilitation Institute of Chicago Proj.) Series 2009 B, LOC JPMorgan Chase Bank, VRDN
4/7/11	0.21 (d)	17,500	17,500
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 A, LOC JPMorgan Chase Bank, VRDN
4/7/11	0.30 (d)(e)	25,000	25,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 D, LOC Bank of America NA, VRDN
4/7/11	0.25 (d)	11,500	11,500
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, (Liquidity Facility U.S. Bank NA, Minnesota)
4/7/11	0.24 (d)(f)	20,635	20,635
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2002 A2, (Liquidity Facility JPMorgan Chase Bank), VRDN
4/7/11	0.25 (d)	17,200	17,200
Massachusetts Gen. Oblig. Series 1998 A, (Liquidity Facility JPMorgan Chase Bank), VRDN
4/7/11	0.21 (d)	55,700	55,700
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2009 B, LOC JPMorgan Chase Bank, VRDN
4/7/11	0.21 (d)	17,500	17,500
Nassau Health Care Corp. Rev. Series 2009 D1, LOC JPMorgan Chase Bank, VRDN
4/7/11	0.24 (d)	22,660	22,660
New Jersey Gen. Oblig. Participating VRDN Series Putters 3808, (Liquidity Facility JPMorgan Chase & Co.)
4/1/11	0.23 (d)(f)	40,000	40,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Morris Avenue Apts. Proj.) Series A, LOC Fannie Mae, VRDN
4/7/11	0.24 (d)(e)	39,400	39,400
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (One Columbus Place Dev. Proj.) Series A, LOC Fannie Mae, VRDN
4/7/11	0.24 (d)(e)	17,500	17,500
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, LOC Fannie Mae, VRDN
4/7/11	0.24 (d)	33,000	33,000
New York City Transitional Fin. Auth. Rev. Series 1999 A2, (Liquidity Facility JPMorgan Chase Bank), VRDN
4/7/11	0.21 (d)	20,600	20,600
New York Dorm. Auth. Revs. (Univ. of Rochester Proj.) Series 2003 C, LOC JPMorgan Chase Bank, VRDN
4/7/11	0.25 (d)	9,400	9,400
New York Hsg. Fin. Agcy. Rev. (150 East 44th Street Hsg. Proj.) Series 2000 A, LOC Fannie Mae, VRDN
4/7/11	0.23 (d)(e)	20,800	20,800
New York Hsg. Fin. Agcy. Rev. (360 West 43rd Street Hsg. Proj.) Series A, LOC Fannie Mae, VRDN
4/7/11	0.25 (d)(e)	18,800	18,800
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Hsg. Fin. Agcy. Rev. (600 West 42nd Street Hsg. Proj.) Series 2007 A, LOC Bank of New York, New York, VRDN
4/7/11	0.23% (d)(e)	$ 45,000	$ 45,000
New York Hsg. Fin. Agcy. Rev. (Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, LOC Fannie Mae, VRDN
4/7/11	0.27 (d)(e)	21,800	21,800
New York Hsg. Fin. Agcy. Rev. (Tower 31 Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
4/7/11	0.25 (d)(e)	31,800	31,800
New York Hsg. Fin. Agcy. Rev. (Union Square South Proj.) Series 1996 A, LOC Fannie Mae, VRDN
4/7/11	0.24 (d)(e)	26,300	26,300
New York Local Govt. Assistance Corp. Series 2008 B3V, (Liquidity Facility JPMorgan Chase Bank), VRDN
4/7/11	0.25 (d)	25,500	25,500
New York Local Govt. Assistance Corp. Series 2008 B7V, (Liquidity Facility JPMorgan Chase Bank), VRDN
4/7/11	0.21 (d)	12,400	12,400
North Texas Tollway Auth. Rev. Series 2009 D, LOC JPMorgan Chase Bank, VRDN
4/7/11	0.22 (d)	28,000	28,000
Northwest Texas Independent School District Participating VRDN Series Solar 06 47, (Liquidity Facility U.S. Bank NA, Minnesota)
4/7/11	0.24 (d)(f)	14,365	14,365
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN
4/7/11	0.23 (d)(e)	38,900	38,900
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2008 102C, (Liquidity Facility Bank of America NA), VRDN
4/7/11	0.25 (d)(e)	39,000	39,000
Philadelphia Arpt. Rev. Series 2005 C, LOC TD Banknorth, NA, VRDN
4/7/11	0.23 (d)(e)	30,875	30,875
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, LOC Wells Fargo Bank NA, VRDN
4/7/11	0.23 (d)	10,125	10,125
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A2, LOC Northern Trust Co., VRDN
4/7/11	0.24 (d)	10,000	10,000
Port of Portland Arpt. Rev. Series Eighteen A, LOC Lloyds TSB Bank PLC, VRDN
4/7/11	0.23 (d)(e)	27,340	27,340
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 B, LOC Bank of America NA, VRDN
4/7/11	0.22 (d)	11,000	11,000
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
4/7/11	0.24 (d)	38,105	38,105
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series BA 07 1025, (Liquidity Facility Bank of America NA)
4/7/11	0.32 (d)(f)	10,000	10,000
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, LOC KBC Bank NV, VRDN
4/7/11	0.25 (d)	13,255	13,255

	Yield (a)	Principal Amount (000s)	Value (000s)
Stockton Pub. Fing. Auth. Wtr. Rev. (Delta Wtr. Supply Proj.) Series 2010 A, LOC Union Bank of California, VRDN
4/7/11	0.25% (d)	$ 12,900	$ 12,900
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, LOC Bank of Scotland PLC, VRDN
4/7/11	0.23 (d)	18,700	18,700
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, (Liquidity Facility Royal Bank of Scotland NV), VRDN
4/7/11	0.23 (d)	70,925	70,925
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B3, (Liquidity Facility Bank of America NA), VRDN
4/7/11	0.24 (d)	10,000	10,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, LOC JPMorgan Chase Bank, VRDN
4/7/11	0.30 (d)(e)	20,000	20,000
TOTAL MUNICIPAL SECURITIES			1,430,210
Repurchase Agreements - 20.1%
	Maturity Amount (000s)
In a joint trading account at:
0.18% dated 3/31/11 due 4/1/11 (Collateralized by U.S. Government Obligations) #	$ 783,008	783,004
0.2% dated 3/31/11 due 4/1/11 (Collateralized by U.S. Government Obligations) #	640,588	640,584
With:
Banc of America Securities LLC at 0.77%, dated 10/28/10 due 5/5/11 (Collateralized by Mortgage Obligations valued at $505,450,811, .34% - 7.63%, 4/25/32 - 4/7/52)(d)(g)	471,729	468,000
Barclays Capital, Inc. at:
0.24%, dated 3/31/11 due 4/1/11 (Collateralized by Corporate Obligations valued at $731,882,440, 0% - 13%, 5/20/11 - 10/1/53)	725,005	725,000
0.32%, dated 3/31/11 due 4/1/11 (Collateralized by Equity Securities valued at $139,216,426)	129,001	129,000
0.37%, dated:
3/25/11 due 4/1/11 (Collateralized by Equity Securities valued at $243,017,491)	225,016	225,000
3/28/11 due 4/4/11 (Collateralized by Equity Securities valued at $193,327,962)	179,013	179,000
3/29/11 due 4/5/11 (Collateralized by Equity Securities valued at $195,486,034)	181,013	181,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at:
0.37%, dated:
3/31/11 due:
4/1/11 (Collateralized by Commercial Paper Obligations valued at $57,477,317, 0% - 8%, 4/28/11 - 11/15/21)	$ 56,001	$ 56,000
4/7/11 (Collateralized by Equity Securities valued at $97,201,043)	90,006	90,000
0.42%, dated:
3/29/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $146,885,141, 0.47% - 6.8%, 1/10/28 - 9/25/45)	136,022	136,000
3/31/11 due 4/1/11 (Collateralized by Corporate Obligations valued at $222,482,596, 0% - 12.5%, 8/17/11 - 3/31/56)	206,002	206,000
0.57%, dated 3/31/11 due 4/1/11 (Collateralized by Corporate Obligations valued at $20,520,326, 2.5% - 5.75%, 9/15/29 - 10/15/29)	19,000	19,000
1%, dated:
8/24/10 due 7/5/11 (Collateralized by Mortgage Loan Obligations valued at $233,468,084, 0.41% - 7.78%, 7/15/13 - 3/17/51)	223,241	221,000
9/9/10 due 7/5/11 (Collateralized by Mortgage Loan Obligations valued at $237,950,937, 0.47% - 6.5%, 12/12/11 - 9/15/45)	223,235	221,000
10/13/10 due 7/5/11 (Collateralized by Corporate Obligations valued at $155,169,300, 1.5% - 5.75%, 8/1/13 - 1/1/49)	144,442	143,000
BNP Paribas Securities Corp. at 0.21%, dated 2/11/11 due 4/7/11 (Collateralized by U.S. Goverment Obligations valued at $204,135,560, 0.45% - 8%, 11/15/16 - 2/20/41)	199,208	199,000
Citigroup Global Markets, Inc. at:
0.32%, dated 3/31/11 due 4/1/11 (Collateralized by U.S. Government Obligations valued at $80,340,714, 0% - 6.51%, 2/20/35 - 2/20/41)	78,001	78,000
0.52%, dated 3/31/11 due 4/1/11 (Collateralized by Mortgage Obligations valued at $108,001,560, 0.45% - 5.8%, 11/1/15 - 12/25/46)	100,001	100,000

	Maturity Amount (000s)	Value (000s)
Credit Suisse Securities (USA) LLC at 0.25%, dated 3/31/11 due 4/1/11 (Collateralized by Equity Securities valued at $3,030,585,930)	$ 2,806,019	$ 2,806,000
Deutsche Bank Securities, Inc. at:
0.19%, dated 3/1/11 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $411,127,254, 1.83% - 7%, 2/1/23 - 3/1/41)	403,185	403,000
0.23%, dated 10/26/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $221,562,017, 2.68% - 6%, 8/1/35 - 12/1/40)	217,251	217,000
0.24%, dated 11/15/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $200,102,595, 2.98% - 6.5%, 1/1/26 - 1/1/41)	196,238	196,000
0.25%, dated 12/1/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $207,233,988, 3.81% - 5.5%, 8/1/24 - 12/1/40)	203,264	203,000
0.32%, dated 3/31/11 due 4/1/11 (Collateralized by Equity Securities valued at $84,240,751)	78,001	78,000
0.4%, dated 1/28/11 due 4/7/11 (Collateralized by Mortgage Loan Obligations valued at $123,535,892, 0.33% - 37.5%, 4/1/11 - 10/15/49)	115,121	115,000
0.41%, dated:
1/19/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $127,456,019, 0% - 11.88%, 3/1/12 - 12/10/49)	118,121	118,000
2/7/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $60,404,192, 0% - 13%, 4/1/11 - 11/20/48)	56,058	56,000
2/17/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $61,587,771, 0% - 13%, 4/1/11 - 6/13/41)	57,058	57,000
2/25/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $124,343,400, 0.15% - 14%, 3/1/12 - 1/15/49)	116,119	116,000
3/7/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $123,152,468, 0% - 13%, 8/1/11 - 4/5/56)	114,119	114,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at:
0.47%, dated 3/31/11 due 4/1/11 (Collateralized by Corporate Obligations valued at $135,001,763, 0.34% - 14%, 4/1/11 - 12/11/49)	$ 125,002	$ 125,000
0.52%, dated 3/31/11 due 4/1/11 (Collateralized by Equity Securities valued at $58,320,844)	54,001	54,000
Goldman Sachs & Co. at 0.27%, dated 3/30/11 due 4/6/11 (Collateralized by U.S. Government Obligations valued at $174,422,617, 4% - 7%, 6/1/35 - 2/1/41)	171,009	171,000
ING Financial Markets LLC at:
0.22%, dated:
1/24/11 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $143,878,790, 2.13% - 6.15%, 1/1/23 - 2/1/41)	141,103	141,000
2/7/11 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $411,104,469, 2% - 6%, 9/25/11 - 10/15/46)	399,444	399,000
2/11/11 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $102,031,180, 5%, 5/1/39 - 3/1/40)	100,110	100,000
0.23%, dated 11/8/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $183,581,207, 4.5% - 7%, 6/1/35 - 2/25/40)	179,208	179,000
0.24%, dated:
10/18/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $101,090,962, 2.12% - 6.29%, 1/1/27 - 5/1/40)	99,120	99,000
10/25/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $101,087,038, 2.04% - 6.58%, 7/1/14 - 11/1/40)	99,120	99,000
11/15/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $50,027,289, 5%, 3/1/40)	49,058	49,000

	Maturity Amount (000s)	Value (000s)
0.25%, dated 10/1/10 due 4/1/11 (Collateralized by U.S. Goverment Obligations valued at $107,238,256, 1.36% - 6.15%, 2/1/18 - 4/1/41)	$ 105,133	$ 105,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.32%, dated 3/31/11 due 4/1/11 (Collateralized by Equity Securities valued at $:
189,001,683)	175,002	175,000
648,005,785)	600,005	600,000
0.35%, dated 3/31/11 due 4/1/11 (Collateralized by Corporate Obligations valued at $407,403,961, 0% - 5.81%, 1/26/15 - 6/24/50)	388,004	388,000
0.4%, dated 3/31/11 due 4/1/11 (Collateralized by Corporate Obligations valued at $605,856,733, 0% - 9.1%, 4/4/14 - 12/25/48)	577,006	577,000
0.52%, dated 3/31/11 due 4/1/11 (Collateralized by Corporate Obligations valued at $324,004,681, 0% - 15%, 4/15/11 - 3/31/56)	300,004	300,000
0.62%, dated 3/31/11 due 4/1/11 (Collateralized by Mortgage Loan Obligations valued at $599,410,323, 0.32% - 7.4%, 10/9/13 - 8/25/47)	555,010	555,000
RBS Securities, Inc. at:
0.25%, dated 10/27/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $103,135,634, 2.47% - 6.36%, 2/1/33 - 4/1/41)	101,126	101,000
0.61%, dated 3/22/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $267,882,132, 0.18% - 8.3%, 6/12/17 - 4/7/52)	248,126	248,000
0.76%, dated 8/5/10 due 5/5/11 (Collateralized by Mortgage Loan Obligations valued at $237,602,705, 0% - 6.28%, 4/25/14 - 11/25/47) (d)(g)	221,686	220,000
Royal Bank of Scotland PLC at 0.61%, dated 3/22/11 due 4/7/11 (Collateralized by Mortgage Loan Obligations valued at $244,118,349, 0% - 8.57%, 1/15/12 - 7/25/47)	226,115	226,000
Wells Fargo Securities, LLC at 0.25%, dated 10/21/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $51,057,375, 4.5%, 3/1/41 - 3/1/49)	50,063	50,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
TOTAL REPURCHASE AGREEMENTS		14,239,588
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $70,917,428)		70,917,428
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(74,101)
NET ASSETS - 100%		$ 70,843,327
Security Type Abbreviations
CP COMMERCIAL PAPER
VRDN VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,624,500,000 or 3.7% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $878,444,000, or 1.2% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) The maturity amount is based on the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,000,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.6%, 4/1/11	3/26/02	$ 30,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$783,004,000 due 4/01/11 at 0.18%
Bank of America NA	$ 350,291
Barclays Capital, Inc.	154,540
Merrill Lynch, Pierce, Fenner & Smith, Inc.	72,119
UBS Securities LLC	206,054
$ 783,004
$640,584,000 due 4/01/11 at 0.20%
Bank of America NA	$ 178,477
Citibank NA	10,315
Citigroup Global Markets, Inc.	82,519
Deutsche Bank Securities, Inc.	154,723
J.P. Morgan Securities, Inc.	20,630
RBC Capital Markets Corp.	10,315
UBS Securities LLC	53,637
Wells Fargo Securities LLC	129,968
$ 640,584
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $14,239,588) - See accompanying schedule: Unaffiliated issuers (cost $70,917,428)		$ 70,917,428
Cash		10
Receivable for fund shares sold		924
Interest receivable		40,788
Prepaid expenses		94
Receivable from investment adviser for expense reductions		1,203
Other receivables		173
Total assets		70,960,620

Liabilities
Payable for investments purchased	$ 99,995
Payable for fund shares redeemed	702
Distributions payable	4,836
Accrued management fee	8,239
Distribution and service plan fees payable	487
Other affiliated payables	2,644
Other payables and accrued expenses	390
Total liabilities		117,293

Net Assets		$ 70,843,327
Net Assets consist of:
Paid in capital		$ 70,843,327
Net Assets		$ 70,843,327
Class I: Net Asset Value, offering price and redemption price per share ($21,760,723 ÷ 21,758,346 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($776,065 ÷ 775,938 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,731,842 ÷ 2,732,032 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($189,568 ÷ 189,552 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($1,271,940 ÷ 1,271,825 shares)		$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($44,113,189 ÷ 44,108,672 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2011

Investment Income
Interest		$ 273,482

Expenses
Management fee	$ 98,386
Transfer agent fees	30,464
Distribution and service plan fees	9,092
Accounting fees and expenses	2,294
Custodian fees and expenses	854
Independent trustees' compensation	262
Registration fees	338
Audit	57
Legal	198
Interest	6
Miscellaneous	49
Total expenses before reductions	142,000
Expense reductions	(18,450)	123,550
Net investment income (loss)		149,932
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,710
Net increase in net assets resulting from operations		$ 151,642

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 149,932	$ 156,754
Net realized gain (loss)	1,710	4,970
Net increase in net assets resulting from operations	151,642	161,724
Distributions to shareholders from net investment income	(149,918)	(156,764)
Share transactions - net increase (decrease)	(1,908,509)	42,588,910
Total increase (decrease) in net assets	(1,906,785)	42,593,870

Net Assets
Beginning of period	72,750,112	30,156,242
End of period	$ 70,843,327	$ 72,750,112

Financial Highlights - Class I

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.002	.003	.022	.049	.051
Distributions from net investment income	(.002)	(.003)	(.022)	(.049)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.19%	.33%	2.23%	4.96%	5.22%
Ratios to Average Net Assets B
Expenses before reductions	.21%	.22%	.23%	.22%	.23%
Expenses net of fee waivers, if any	.20%	.21%	.22%	.20%	.20%
Expenses net of all reductions	.20%	.21%	.22%	.20%	.20%
Net investment income (loss)	.19%	.29%	2.14%	4.84%	5.09%
Supplemental Data
Net assets, end of period (in millions)	$ 21,761	$ 30,823	$ 11,953	$ 7,810	$ 9,075

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	.002	.021	.047	.049
Distributions from net investment income	- C	(.002)	(.021)	(.047)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.04%	.19%	2.08%	4.81%	5.06%
Ratios to Average Net Assets B
Expenses before reductions	.36%	.37%	.38%	.37%	.38%
Expenses net of fee waivers, if any	.35%	.35%	.37%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.37%	.35%	.35%
Net investment income (loss)	.04%	.14%	1.99%	4.72%	4.94%
Supplemental Data
Net assets, end of period (in millions)	$ 776	$ 959	$ 1,475	$ 1,363	$ 1,152

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	.001	.020	.046	.048
Distributions from net investment income	- C	(.001)	(.020)	(.046)	(.048)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.13%	1.98%	4.70%	4.96%
Ratios to Average Net Assets B
Expenses before reductions	.46%	.47%	.48%	.47%	.48%
Expenses net of fee waivers, if any	.38%	.42%	.47%	.45%	.45%
Expenses net of all reductions	.38%	.42%	.47%	.45%	.45%
Net investment income (loss)	.01%	.07%	1.89%	4.60%	4.84%
Supplemental Data
Net assets, end of period (in millions)	$ 2,732	$ 2,851	$ 3,539	$ 2,911	$ 3,053

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class IV

Years ended March 31,	2011	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	.017	.011
Distributions from net investment income	- F	- F	(.017)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.04%	1.72%	1.10%
Ratios to Average Net Assets E
Expenses before reductions	.71%	.72%	.73%	.73% A
Expenses net of fee waivers, if any	.38%	.49%	.72%	.70% A
Expenses net of all reductions	.38%	.49%	.72%	.70% A
Net investment income (loss)	.01%	-% G	1.64%	3.54% A
Supplemental Data
Net assets, end of period (in millions)	$ 190	$ 272	$ 67	$ 1

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G Amount represents less than .01%.

Financial Highlights - Select Class

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.003	.022	.048	.050
Distributions from net investment income	(.001)	(.003)	(.022)	(.048)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.14%	.28%	2.18%	4.91%	5.17%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.27%	.28%	.27%	.28%
Expenses net of fee waivers, if any	.25%	.26%	.27%	.25%	.25%
Expenses net of all reductions	.25%	.26%	.27%	.25%	.25%
Net investment income (loss)	.14%	.24%	2.09%	4.76%	5.04%
Supplemental Data
Net assets, end of period (in millions)	$ 1,272	$ 752	$ 600	$ 501	$ 381

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended March 31,	2011	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.003	.004	.023	.013
Distributions from net investment income	(.003)	(.004)	(.023)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.25%	.39%	2.29%	1.27%
Ratios to Average Net Assets E
Expenses before reductions	.18%	.19%	.20%	.19% A
Expenses net of fee waivers, if any	.14%	.15%	.16%	.14% A
Expenses net of all reductions	.14%	.15%	.16%	.14% A
Net investment income (loss)	.25%	.35%	2.20%	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 44,113	$ 37,092	$ 12,523	$ 7,174

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio

Investment Changes (Unaudited)

Weighted Average Maturity Diversification
Days	% of fund's investments 3/31/11	% of fund's investments 9/30/10	% of fund's investments 3/31/10
0 - 30	56.1	53.6	43.9
31 - 90	24.4	31.6	31.0
91 - 180	14.0	12.0	15.2
181 - 397	5.5	2.8	9.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/11	9/30/10	3/31/10
Money Market Portfolio	48 Days	49 Days	71 Days
All Taxable Money Market Fund Average*	45 Days	44 Days	44 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/11	9/30/10	3/31/10
Money Market Portfolio	92 Days	82 Days	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
Corporate Bonds 0.1%	Corporate Bonds 0.1%
Commercial Paper 20.0%	Commercial Paper 17.3%
Bank CDs, BAs, TDs, and Notes 51.0%	Bank CDs, BAs, TDs, and Notes 59.3%
Government Securities† 6.4%	Government Securities†† 7.0%
Repurchase Agreements 23.7%	Repurchase Agreements 18.7%
Net Other Assets*** (1.2)%	Net Other Assets*** (2.4)%

* Source: iMoneyNet, Inc.

** Information not available

*** Net Other Assets are not included in the pie chart.

† Includes Federal Financing Bank Supported Student Loan Short-Term Notes.

†† Includes FDIC Guaranteed Corporate Securities.

Annual Report

Money Market Portfolio

Investments March 31, 2011

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
		Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC Taxable VRDN, LOC Wells Fargo Bank NA
	4/7/11	0.26% (d)	$ 67,000	$ 67,000
Certificates of Deposit - 43.4%

London Branch, Eurodollar, Foreign Banks - 15.2%
Bank of Montreal
	5/3/11	0.21	250,000	250,000
Commonwealth Bank of Australia
	4/4/11 to 6/7/11	0.30	320,000	320,000
Credit Agricole SA
	4/8/11 to 5/9/11	0.37 to 0.45	1,976,000	1,976,000
Credit Industriel et Commercial
	5/3/11 to 7/1/11	0.40 to 0.45	1,347,000	1,347,000
Danske Bank A/S
	4/11/11	0.33	213,000	213,000
HSBC Bank PLC
	4/14/11 to 3/15/12	0.32 to 0.55	739,000	739,000
ING Bank NV
	4/1/11 to 7/5/11	0.30 to 0.33	2,178,000	2,178,000
Landesbank Hessen-Thuringen
	4/18/11 to 4/26/11	0.33	859,000	859,000
National Australia Bank Ltd.
	6/6/11 to 7/18/11	0.30 to 0.43	2,223,000	2,223,001
				10,105,001
New York Branch, Yankee Dollar, Foreign Banks - 28.2%
Bank of Montreal
	5/25/11 to 11/22/11	0.34 to 0.40 (d)	496,500	496,500
Bank of Nova Scotia
	3/16/12	0.38 (d)	95,000	95,000
Bank of Tokyo-Mitsubishi
	7/7/11 to 8/15/11	0.40 to 0.50	2,826,000	2,825,998
BNP Paribas New York Branch
	5/12/11 to 6/8/11	0.37 to 0.41	2,044,000	2,044,000
BNP Paribas SA
	9/26/11 to 9/27/11	0.51 (d)	868,000	868,000
Canadian Imperial Bank of Commerce New York Branch
	4/1/11 to 4/20/12	0.35 to 0.50 (d)	2,088,000	2,088,000
Commerzbank AG New York Branch
	5/13/11	0.43	625,000	625,000
Credit Suisse
	7/25/11 to 9/2/11	0.31 to 0.32 (d)	635,000	635,000
Deutsche Bank
	7/25/11	0.35 (d)	934,000	934,000
Deutsche Bank AG New York Branch
	4/4/11	0.30	100,000	100,000
DnB NOR Bank ASA
	8/4/11	0.31 (d)	217,000	217,000
Intesa Sanpaolo SpA New York Branch
	4/7/11	0.40	159,000	159,000

		Yield (a)	Principal Amount (000s)	Value (000s)
Mitsubishi UFJ Trust & Banking Corp.
	4/18/11	0.35%	$ 247,000	$ 247,000
Mizuho Corporate Bank Ltd.
	4/6/11	0.25	222,000	222,000
Natexis Banques Populaires New York Branch
	6/1/11	0.40	620,000	620,000
National Bank Canada
	11/4/11	0.41 (d)	566,000	566,000
Natixis SA
	6/22/11	2.01 (d)	286,000	286,000
Rabobank Nederland New York Branch
	6/8/11 to 4/2/12	0.30 to 0.50 (d)	1,869,000	1,869,000
Royal Bank of Canada
	3/30/12	0.64 (d)	383,000	383,000
Skandinaviska Enskilda Banken
	6/6/11	0.35	85,000	85,000
Societe Generale
	4/11/11 to 5/16/11	0.35 to 1.71 (d)	813,000	813,000
Sumitomo Mitsui Banking Corp.
	4/6/11 to 5/17/11	0.23 to 0.30	742,000	742,000
Svenska Handelsbanken
	5/3/11	0.35	436,000	436,002
Toronto-Dominion Bank New York Branch
	1/12/12	0.34 (d)	171,000	171,000
UBS AG
	4/20/11 to 7/21/11	0.30 to 0.36 (d)	1,322,000	1,322,000
				18,849,500
TOTAL CERTIFICATES OF DEPOSIT				28,954,501
Commercial Paper - 20.0%

ASB Finance Ltd.
	2/1/12	0.41 (d)	150,000	149,994
Australia & New Zealand Banking Group Ltd.
	4/4/11	0.32	215,000	214,994
Barclays Bank PLC/Barclays US CCP Funding LLC
	4/8/11 to 4/15/11	0.32	356,000	355,964
BP Capital Markets PLC
	4/12/11 to 6/7/11	0.33 to 0.40	242,000	241,940
Commonwealth Bank of Australia
	6/2/11 to 11/21/11	0.35 to 0.36 (d)	663,000	662,995
Credit Suisse New York Branch
	5/25/11	0.33	560,000	559,723
Danske Corp.
	4/11/11 to 5/17/11	0.32	821,000	820,777
Deutsche Bank Financial LLC
	4/4/11	0.30	366,000	365,991
DnB NOR Bank ASA
	7/21/11 to 8/22/11	0.30 (d)	548,000	548,000
Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Gotham Funding Corp. (Liquidity Facility Bank Tokyo-Mitsubishi UFJ Ltd.)
	4/4/11-4/5/11	0.25%	$ 131,000	$ 130,997
Hannover Funding Co. LLC (Liquidity Facility Norddeutsche Landesbank Girozentrale) (Liquidity Facility U.S. Bank NA, Minnesota)
	4/4/11	0.45	63,000	62,998
Intesa Funding LLC
	4/6/11 to 4/18/11	0.40 to 0.41	873,000	872,891
Landesbank Hessen-Thuringen
	4/11/11	0.32	269,000	268,976
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
	4/5/11-4/8/11	0.25	297,000	296,989
Natexis Banques Populaires U.S. Finance Co. LLC
	5/2/11 to 7/1/11	0.40 to 0.45	1,462,000	1,461,072
Natixis US Finance Co. LLC
	5/3/11	0.40 (d)	516,000	516,000
PB Finance (Delaware), Inc.
	4/18/11 to 5/2/11	0.48	118,153	118,114
Royal Bank of Canada
	6/16/11	0.40	447,000	446,623
Skandinaviska Enskilda Banken AB
	4/1/11 to 4/4/11	0.32	504,000	503,987
Societe Generale North America, Inc.
	4/1/11 to 5/2/11	0.35 to 0.40	1,357,000	1,356,866
Sumitomo Mitsui Banking Corp.
	4/7/11	0.24	194,000	193,992
Sumitomo Trust & Banking Co. Ltd.
	4/15/11	0.35	194,000	193,974
Total Capital Canada Ltd.
	8/9/11 to 12/15/11	0.39 to 0.42	412,000	411,178
Toyota Motor Credit Corp.
	4/12/11 to 6/15/11	0.30 to 0.35	245,000	244,882
UniCredito Italiano Bank (Ireland) PLC
	4/1/11 to 4/18/11	0.30 to 0.42	895,000	894,938
Westpac Banking Corp.
	4/19/11 to 10/7/11	0.30 to 0.45 (d)	1,453,000	1,452,563
TOTAL COMMERCIAL PAPER				13,347,418
U.S. Government and Government Agency Obligations - 0.3%
		Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - 0.3%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
	6/8/11 - 6/9/11	0.25% (c)	$ 183,000	$ 182,918
Federal Agencies - 0.7%

Federal Home Loan Bank - 0.7%
	3/14/12	0.46	459,500	459,490
U.S. Treasury Obligations - 5.4%

U.S. Treasury Bills - 1.8%
	6/30/11 to 2/9/12	0.23 to 0.30	1,197,000	1,195,297
U.S. Treasury Notes - 3.6%
	7/31/11 to 12/31/11	0.22 to 0.32	2,404,000	2,425,629
TOTAL U.S. TREASURY OBLIGATIONS				3,620,926
Bank Notes - 0.4%

Bank of America NA
	4/26/11	0.30	300,000	300,000
Medium-Term Notes - 5.6%

BP Capital Markets PLC
	4/11/11	0.45 (d)	148,160	148,160
Commonwealth Bank of Australia
	2/10/12	0.36 (b)(d)	207,000	207,000
Metropolitan Life Global Funding I
	7/1/11	2.05 (b)(d)	100,000	100,000
Metropolitan Life Insurance Co.
	6/29/11	0.60 (d)(h)	65,000	65,000
Royal Bank of Canada
	3/30/12 to 4/13/12	0.30 to 0.70 (b)(d)	1,005,000	1,005,000
	2/6/12	0.31 (d)	630,000	629,732
Westpac Banking Corp.
	12/23/11 to 4/13/12	0.31 to 0.36 (b)(d)	1,583,000	1,583,000
TOTAL MEDIUM-TERM NOTES				3,737,892
Municipal Securities - 1.6%

Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 D, LOC JPMorgan Chase Bank, VRDN
	4/7/11	0.25 (d)	23,000	23,000
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)		Value (000s)
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, LOC Freddie Mac, VRDN
4/7/11	0.23% (d)(e)	$ 14,580		$ 14,580
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2005 A, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
4/7/11	0.25 (d)(e)	25,700		25,700
District of Columbia Rev. (Washington Drama Society, Inc. Proj.) Series 2008, LOC JPMorgan Chase Bank, VRDN
4/7/11	0.24 (d)	37,065		37,065
Fredericksburg Econ. Dev. Auth. (Eagle Village I Proj.) Series 2009 A, LOC Bank of America NA, VRDN
4/7/11	0.26 (d)	70,780		70,780
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, VRDN
4/7/11	0.22 (d)	5,000		5,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2005 H, LOC U.S. Bank NA, Minnesota, VRDN
4/7/11	0.21 (d)	24,725		24,725
Humble Independent School District Participating VRDN Series Solar 06 20, (Liquidity Facility U.S. Bank NA, Minnesota)
4/7/11	0.24 (d)(f)	14,740		14,740
Illinois Fin. Auth. Rev. (Children's Memorial Hosp. Proj.) Series 2008 C, LOC JPMorgan Chase Bank, VRDN
4/7/11	0.25 (d)	34,100		34,100
Illinois Fin. Auth. Rev. (Little Co. of Mary Hosp. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
4/7/11	0.24 (d)	45,740		45,740
Illinois Fin. Auth. Rev. (Rockford Mem. Hosp. Proj.) LOC JPMorgan Chase Bank, VRDN
4/7/11	0.25 (d)	40,600		40,600
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
4/7/11	0.23 (d)	10,900		10,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, (Liquidity Facility U.S. Bank NA, Minnesota)
4/7/11	0.24 (d)(f)	15,245		15,245
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2002 A8, (Liquidity Facility JPMorgan Chase Bank), VRDN
4/7/11	0.25 (d)	18,300		18,300
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 B, LOC JPMorgan Chase Bank, VRDN
4/7/11	0.23 (d)	25,000		25,000
Louisiana Pub. Facilities Auth. Rev. (CommCare Corp. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
4/7/11	0.24 (d)	14,900		14,900
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 4368, (Liquidity Facility Wells Fargo & Co.)
4/7/11	0.25 (d)(f)	10,060		10,060

	Yield (a)	Principal Amount (000s)		Value (000s)
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2005 A1, LOC Bank of America NA, VRDN
4/7/11	0.24% (d)	$ 9,100		$ 9,100
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, LOC Bank of America NA, VRDN
4/7/11	0.23 (d)	11,175		11,175
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2009 B, LOC JPMorgan Chase Bank, VRDN
4/7/11	0.21 (d)	12,000		12,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (255 West 9th Street Proj.) Series 2001 A, LOC Fannie Mae, VRDN
4/7/11	0.24 (d)(e)	58,235		58,235
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (West 43rd Street Proj.) Series 1999 A, LOC Fannie Mae, VRDN
4/7/11	0.24 (d)(e)	24,200		24,200
New York Hsg. Fin. Agcy. Rev. (240 East 39th Street Hsg. Proj.) Series 1997 A, LOC Fannie Mae, VRDN
4/7/11	0.24 (d)(e)	62,700		62,700
New York Hsg. Fin. Agcy. Rev. (360 West 43rd Street Hsg. Proj.) Series A, LOC Fannie Mae, VRDN
4/7/11	0.25 (d)(e)	9,900		9,900
New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
4/7/11	0.25 (d)(e)	13,000		13,000
New York Hsg. Fin. Agcy. Rev. (East 39th Street Hsg. Proj.) Series 1999 A, LOC Fannie Mae, VRDN
4/7/11	0.25 (d)(e)	33,700		33,700
New York Hsg. Fin. Agcy. Rev. (Normandie Court II Hsg. Proj.) Series 1999 A, LOC Freddie Mac, VRDN
4/7/11	0.24 (d)(e)	30,770		30,770
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
4/7/11	0.23 (d)(e)	20,200		20,200
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 I, (Liquidity Facility Citibank NA), VRDN
4/7/11	0.25 (d)(e)	15,875		15,875
Pennsylvania Higher Edl. Facilities Auth. Rev. (Thomas Jefferson Univ. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
4/7/11	0.23 (d)	18,040		18,040
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2004 84D, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
4/7/11	0.24 (d)(e)	18,450		18,450
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)		Value (000s)
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2004 86C, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
4/7/11	0.24% (d)(e)	$ 16,640		$ 16,640
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2005-89, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
4/7/11	0.24 (d)(e)	10,000		10,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2005-91B, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
4/7/11	0.24 (d)(e)	21,350		21,350
Port of Portland Arpt. Rev. Series Eighteen A, LOC Lloyds TSB Bank PLC, VRDN
4/7/11	0.23 (d)(e)	9,800		9,800
Sacramento Muni. Util. District Elec. Rev. Series 2008 K, LOC Bank of America NA, VRDN
4/7/11	0.21 (d)	40,000		40,000
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
4/7/11	0.24 (d)	19,280		19,280
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Villa Nueva Apts. Proj.) Series 2007 F, LOC Freddie Mac, VRDN
4/7/11	0.24 (d)(e)	37,500		37,500
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A3, LOC JPMorgan Chase Bank, VRDN
4/7/11	0.23 (d)(e)	14,000		14,000
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, LOC Fannie Mae, VRDN
4/7/11	0.25 (d)(e)	17,500		17,500
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B2, LOC Branch Banking & Trust Co., VRDN
4/7/11	0.24 (d)	23,800		23,800
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, LOC Bank of America NA, VRDN
4/7/11	0.24 (d)	27,220		27,220
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C2, LOC Bank of America NA, VRDN
4/7/11	0.25 (d)	17,565		17,565
Texas Gen. Oblig. (Veterans Land Proj.) Series A, 0.22%, VRDN
4/7/11	0.22 (d)(e)	23,140		23,140
Univ. of California Revs. Participating VRDN Putters 3668Z, (Liquidity Facility JPMorgan Chase Bank)
4/7/11	0.25 (d)(f)	10,000		10,000

	Yield (a)	Principal Amount (000s)		Value (000s)
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series BBT 08 25, (Liquidity Facility Branch Banking & Trust Co.)
4/7/11	0.24% (d)(f)	$ 10,110		$ 10,110
TOTAL MUNICIPAL SECURITIES			1,065,685
Repurchase Agreements - 23.7%
	Maturity Amount (000s)
In a joint trading account at:
0.18% dated 3/31/11 due 4/1/11 (Collateralized by U.S. Government Obligations) #	$ 251,956	251,955
0.2% dated 3/31/11 due 4/1/11 (Collateralized by U.S. Government Obligations) #	878,242	878,237
With:
Banc of America Securities LLC at 0.77%, dated 10/28/10 due 5/5/11 (d)(g) (Collateralized by U.S. Government Obligations valued at $467,650,003, 0.38% - 5.87%, 3/15/19 - 10/25/46)	436,450	433,000
Barclays Capital, Inc. at:
0.37%, dated:
3/25/11 due 4/1/11 (Collateralized by Equity valued at $228,976,547)	212,015	212,000
3/28/11 due 4/4/11 (Collateralized by Equity valued at $183,607,551)	170,012	170,000
3/29/11 due 4/5/11 (Collateralized by Equity valued at $183,605,723)	170,012	170,000
3/31/11 due 4/7/11 (Collateralized by Equity valued at $91,800,946)	85,006	85,000
0.42%, dated 3/29/11 due 4/7/11 (Collateralized by Mortgage Loan Obligations valued at $138,244,839, 0.4% - 7.36%, 9/1/23 - 10/23/37)	128,021	128,000
1%, dated:
8/24/10 due 7/5/11 (Collateralized by Mortgage Loan Obligations valued at $223,839,600, 0.3% - 8%, 11/25/20 - 9/25/46)	208,089	206,000
9/9/10 due 7/5/11 (Collateralized by Mortgage Loan Obligations valued at $221,341,707, 0% - 8.56%, 1/2/16 - 4/25/47)	209,093	207,000
10/13/10 due 7/5/11 (Collateralized by Corporate Obligations valued at $148,669,148, 1.5% - 4.5%, 10/15/14 - 3/15/47)	138,381	137,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
BNP Paribas Securities Corp. at:
0.21%, dated 2/11/11 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $194,875,686, 1.44% - 6.5%, 8/15/15 - 8/1/46)	$ 191,199	$ 191,000
0.23%, dated 3/31/11 due 4/1/11 (Collateralized by Corporate Obligations valued at $398,955,203, 0.26% - 9.8%, 4/1/11 - 11/25/42)	380,002	380,000
Credit Suisse Securities (USA) LLC at 0.25%, dated 3/31/11 due 4/1/11 (Collateralized by Equity valued at $1,865,225,270	1,727,012	1,727,000
Deutsche Bank Securities, Inc. at:
0.19%, dated 3/1/11 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $387,663,416, 2.14% - 7%, 4/1/25 - 12/1/48)	380,174	380,000
0.23%, dated:
10/26/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $205,225,647, 3.1% - 7.5%, 11/1/25 - 12/1/40)	201,232	201,000
11/4/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $313,436,092, 2.5% - 7%, 8/1/25 - 2/20/41)	307,345	307,000
0.24%, dated 11/15/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $194,997,935, 4% - 7%, 1/1/31 - 12/1/40)	191,232	191,000
0.25%, dated 12/1/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $197,025,417, 3.11% - 6%, 12/1/36 - 3/1/41)	193,251	193,000
0.4%, dated 1/28/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $115,685,838, 0.32% - 11.25%, 4/1/11 - 6/28/47)	107,113	107,000
0.41%, dated:
1/19/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $112,412,103, 0.31% - 13%, 4/1/11 - 6/25/50)	104,107	104,000
2/7/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $56,828,679, 0.15% - 13%, 4/1/11 - 3/25/47)	53,055	53,000

	Maturity Amount (000s)	Value (000s)
2/17/11 due 4/7/11 (Collateralized by Mortgage Loan Obligations valued at $57,379,789, 0.26% - 12%, 4/1/11 - 7/10/43)	$ 53,054	$ 53,000
2/25/11 due 4/7/11 (Collateralized by U.S. Treasury Obligations valued at $115,374,241, 0.39% - 13%, 4/1/11 - 6/10/48)	107,110	107,000
3/7/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $114,503,755, 0.15% - 13%, 8/15/13 - 2/25/47)	106,111	106,000
Goldman Sachs & Co. at 0.27%, dated 3/30/11 due 4/6/11 (Collateralized by U.S. Government Obligations valued at $165,242,479, 4% - 5.5%, 1/1/38 - 3/1/41)	162,009	162,000
HSBC Securities, Inc. at 0.27%, dated 3/31/11 due 4/1/11 (Collateralized by Corporate Obligations valued at $161,702,025, 2.25% - 9.95%, 7/1/11 - 4/1/41)	154,001	154,000
ING Financial Markets LLC at:
0.22%, dated:
2/7/11 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $391,525,572, 3.5% - 4%, 2/25/37 - 7/25/40)	380,423	380,000
2/11/11 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $98,912,476, 4.5% - 6%, 5/25/18 - 2/25/40)	96,106	96,000
0.23%, dated 11/8/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $175,600,353, 1.95% - 6.01%, 8/1/18 - 11/1/40)	172,200	172,000
0.24%, dated:
10/18/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $97,006,308, 1.43% - 6.03%, 11/1/18 - 2/1/41)	95,115	95,000
10/25/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $95,982,536, 1.53% - 6.01%, 11/1/21 - 7/1/40)	94,114	94,000
11/15/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $49,015,080, 4.5%, 3/1/41)	48,057	48,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at:
0.25%, dated 10/1/10 due 4/1/11 (Collateralized by U.S. Government Obligations valued at $102,128,582, 1.46% - 6.37%, 6/1/22 - 9/1/48)	$ 100,126	$ 100,000
0.26%, dated 3/31/11 due 4/1/11 (Collateralized by Corporate Obligations valued at $1,051,666, 7.83%, 12/1/27)	1,000	1,000
0.36%, dated 3/9/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $82,970,886, 2% - 10.25%, 5/20/11 - 4/20/67)	79,024	79,000
J.P. Morgan Clearing Corp. at:
0.32%, dated 3/31/11 due 4/1/11 (Collateralized by Equity valued at $1,306,533,397	1,202,011	1,202,000
0.46%, dated 3/22/11 due 4/21/11 (Collateralized by Equity valued at $319,606,053	294,113	294,000
0.61%, dated 1/25/11 due 4/25/11 (Collateralized by Equity valued at $80,524,786	74,113	74,000
0.7%, dated 10/27/10 due 4/25/11 (Collateralized by Equity valued at $80,678,770	74,259	74,000
0.72%, dated 3/7/11 due 9/1/11 (Collateralized by Equity valued at $324,075,005	299,061	298,000
0.75%, dated 1/31/11 due 7/27/11 (Collateralized by Equity valued at $347,173,452	320,176	319,000
J.P. Morgan Securities, Inc. at:
0.32%, dated 3/31/11 due 4/1/11 (Collateralized by Corporate Obligations valued at $175,352,585, 0% - 9.88%, 6/30/14 - 12/16/50)	167,001	167,000
0.62%, dated 3/31/11 due 4/1/11 (Collateralized by Mortgage Loan Obligations valued at $806,760,573, 0.25% - 7.21%, 4/25/14 - 12/11/49)	747,013	747,000
0.75%, dated 10/12/10 due 4/11/11 (Collateralized by Corporate Obligations valued at $126,808,557, 1% - 4.5%, 6/1/12 - 6/15/26)	117,441	117,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.32%, dated 3/31/11 due 4/1/11 (Collateralized by Equity valued at $216,001,923	200,002	200,000
0.62%, dated 3/31/11 due 4/1/11 (Collateralized by Mortgage Loan Obligations valued at $394,206,789, 0.4% - 6.2%, 8/25/33 - 3/25/47)	365,006	365,000

	Maturity Amount (000s)	Value (000s)
0.67%, dated 11/19/10 due 5/5/11 (Collateralized by Corporate Obligations valued at $167,050,346, 2.5% - 5.25%, 9/15/11 - 10/15/29) (d)(g)	$ 158,078	$ 157,000
0.72%, dated 1/31/11 due 5/5/11 (Collateralized by U.S. Government Obligations valued at $342,341,841, 0% - 11.38%, 4/15/11 - 4/1/63) (d)(g)	320,132	319,000
1%, dated 1/5/11 due 5/5/11 (Collateralized by Corporate Obligations valued at $165,244,590, 0% - 7.6%, 8/1/17 - 8/15/56)	154,547	153,000
Mizuho Securities USA, Inc. at:
0.3%, dated 3/31/11 due 4/1/11 (Collateralized by U.S. Government Obligations valued at $308,799,585, 0% - 9%, 7/21/11 - 3/25/41)	300,003	300,000
0.44%, dated 3/7/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $93,523,494, 1.25% - 5.88%, 4/15/12 - 12/15/37)	89,034	89,000
0.5%, dated 1/24/11 due 4/4/11 (Collateralized by Corporate Obligations valued at $63,058,627, 0% - 9%, 5/15/11 - 7/1/38)	60,058	60,000
0.65%, dated 3/1/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $31,517,633, 1.63% - 8.5%, 4/15/12 - 12/15/36)	30,099	30,000
RBC Capital Markets Co. at:
0.19%, dated 3/31/11 due 4/1/11 (Collateralized by U.S. Government Obligations valued at $38,110,201, 5.75% - 6.29%, 10/15/39 - 9/20/40)	37,000	37,000
0.4%, dated 1/5/11 due 4/5/11 (Collateralized by Corporate Obligations valued at $77,782,925, 1.16% - 6.88%, 3/3/12 - 3/1/41)	74,074	74,000
0.46%, dated 3/3/11 due 4/6/11 (Collateralized by Corporate Obligations valued at $80,740,904, 0.31% - 6.02%, 8/25/34 - 7/25/37)	75,033	75,000
RBS Securities, Inc. at:
0.25%, dated 10/27/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $94,965,212, 2.65% - 6.2%, 3/1/36 - 1/1/41)	93,116	93,000
0.61%, dated 3/22/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $249,518,262, 0.34% - 9.5%, 10/1/14 - 6/11/50)	231,117	231,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
0.76%, dated 8/5/10 due 5/5/11 (Collateralized by Mortgage Loan Obligations valued at $225,721,143, 0% - 6.42%, 4/25/14 - 6/25/47) (d)(g)	$ 210,601	$ 209,000
Royal Bank of Scotland PLC at 0.61%, dated 3/22/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $226,111,500, 0% - 6.03%, 7/1/12 - 6/25/47)	210,107	210,000
UBS Securities LLC at:
0.41%, dated 2/25/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $63,025,113, 1.15% - 7.75%, 6/15/11 - 3/1/39)	60,062	60,000
0.47%, dated 3/14/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $100,463,605, 0.8% - 11%, 10/1/12 - 5/15/38)	93,112	93,000
Wells Fargo Securities, LLC at:
0.23%, dated 3/31/11 due 4/1/11 (Collateralized by U.S. Government Obligations valued at $998,615,189, 0% - 9.63%, 4/1/11 - 9/25/43)	956,006	956,000
0.25%, dated 10/21/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $49,015,080, 4.5%, 3/1/41)	48,060	48,000
0.36%, dated 1/11/11 due 4/7/11 (Collateralized by Commercial Paper Obligations valued at $79,721,372, 5/27/11 - 12/16/11)	77,069	77,000
0.37%, dated 3/31/11 due 4/1/11 (Collateralized by Corporate Obligations valued at $405,004,163, 0% - 13.25%, 4/1/11 - 3/30/67)	375,004	375,000
TOTAL REPURCHASE AGREEMENTS		15,862,192
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $67,598,022)	67,598,022
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(817,389)
NET ASSETS - 100%	$ 66,780,633
Security Type Abbreviations
CP COMMERCIAL PAPER
VRDN VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,895,000,000 or 4.3% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $182,918,000, or .30% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) The maturity amount is based on the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $65,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.6%, 4/1/11	3/26/02	$ 65,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$251,955,000 due 4/01/11 at 0.18%
Bank of America NA	$ 112,717
Barclays Capital, Inc.	49,728
Merrill Lynch, Pierce, Fenner & Smith, Inc.	23,206
UBS Securities LLC	66,304
$ 251,955
$878,237,000 due 4/01/11 at 0.20%
Bank of America NA	$ 244,690
Citibank NA	14,142
Citigroup Global Markets, Inc.	113,133
Deutsche Bank Securities, Inc.	212,125
J.P. Morgan Securities, Inc.	28,283
RBC Capital Markets Corp.	14,142
UBS Securities LLC	73,537
Wells Fargo Securities LLC	178,185
$ 878,237
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $15,862,192) - See accompanying schedule: Unaffiliated issuers (cost $67,598,022)		$ 67,598,022
Cash		24
Receivable for fund shares sold		282,833
Interest receivable		41,032
Prepaid expenses		95
Receivable from investment adviser for expense reductions		1,507
Other receivables		541
Total assets		67,924,054

Liabilities
Payable for investments purchased	$ 899,995
Payable for fund shares redeemed	229,105
Distributions payable	2,495
Accrued management fee	7,669
Distribution and service plan fees payable	621
Other affiliated payables	2,730
Other payables and accrued expenses	806
Total liabilities		1,143,421

Net Assets		$ 66,780,633
Net Assets consist of:
Paid in capital		$ 66,780,633
Net Assets		$ 66,780,633
Class I: Net Asset Value, offering price and redemption price per share ($31,063,155 ÷ 31,054,690 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($420,426 ÷ 420,358 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($3,524,204 ÷ 3,525,069 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($2,160,867 ÷ 2,160,446 shares)		$ 1.00

Class F: Net Asset Value, offering price and redemption price per share ($821,600 ÷ 821,598 shares)		$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($28,790,381 ÷ 28,782,627 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2011

Investment Income
Interest		$ 275,835

Expenses
Management fee	$ 93,320
Transfer agent fees	31,544
Distribution and service plan fees	9,892
Accounting fees and expenses	2,225
Custodian fees and expenses	785
Independent trustees' compensation	251
Registration fees	377
Audit	55
Legal	191
Interest	15
Miscellaneous	494
Total expenses before reductions	139,149
Expense reductions	(21,631)	117,518
Net investment income (loss)		158,317
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		659
Net increase in net assets resulting from operations		$ 158,976

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 158,317	$ 289,543
Net realized gain (loss)	659	1,902
Net increase in net assets resulting from operations	158,976	291,445
Distributions to shareholders from net investment income	(158,301)	(289,559)
Share transactions - net increase (decrease)	2,348,365	7,807,346
Total increase (decrease) in net assets	2,349,040	7,809,232

Net Assets
Beginning of period	64,431,593	56,622,361
End of period	$ 66,780,633	$ 64,431,593

Financial Highlights - Class I

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.002	.005	.023	.049	.051
Distributions from net investment income	(.002)	(.005)	(.023)	(.049)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.23%	.47%	2.37%	5.01%	5.24%
Ratios to Average Net Assets B
Expenses before reductions	.21%	.22%	.23%	.22%	.23%
Expenses net of fee waivers, if any	.18%	.19%	.20%	.18%	.18%
Expenses net of all reductions	.18%	.19%	.20%	.18%	.18%
Net investment income (loss)	.23%	.45%	2.31%	4.91%	5.14%
Supplemental Data
Net assets, end of period (in millions)	$ 31,063	$ 34,386	$ 35,613	$ 28,573	$ 28,969

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.003	.022	.047	.050
Distributions from net investment income	(.001)	(.003)	(.022)	(.047)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.08%	.31%	2.21%	4.85%	5.08%
Ratios to Average Net Assets B
Expenses before reductions	.36%	.37%	.38%	.37%	.38%
Expenses net of fee waivers, if any	.33%	.34%	.35%	.33%	.33%
Expenses net of all reductions	.33%	.34%	.35%	.33%	.33%
Net investment income (loss)	.08%	.30%	2.16%	4.70%	4.99%
Supplemental Data
Net assets, end of period (in millions)	$ 420	$ 835	$ 680	$ 699	$ 637

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	.002	.021	.046	.049
Distributions from net investment income	- C	(.002)	(.021)	(.046)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.22%	2.11%	4.74%	4.98%
Ratios to Average Net Assets B
Expenses before reductions	.46%	.47%	.48%	.47%	.48%
Expenses net of fee waivers, if any	.40%	.44%	.45%	.43%	.43%
Expenses net of all reductions	.40%	.44%	.45%	.43%	.43%
Net investment income (loss)	.01%	.21%	2.06%	4.49%	4.89%
Supplemental Data
Net assets, end of period (in millions)	$ 3,524	$ 3,766	$ 4,184	$ 5,256	$ 1,701

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.002	.004	.023	.048	.051
Distributions from net investment income	(.002)	(.004)	(.023)	(.048)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.18%	.42%	2.31%	4.96%	5.19%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.27%	.28%	.27%	.28%
Expenses net of fee waivers, if any	.23%	.24%	.25%	.23%	.23%
Expenses net of all reductions	.23%	.24%	.25%	.23%	.23%
Net investment income (loss)	.18%	.40%	2.25%	4.60%	5.08%
Supplemental Data
Net assets, end of period (in millions)	$ 2,161	$ 622	$ 619	$ 1,626	$ 470

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class F

Years ended March 31,	2011	2010 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.003	.003
Distributions from net investment income	(.003)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	.27%	.29%
Ratios to Average Net Assets E
Expenses before reductions	.15%	.16% A
Expenses net of fee waivers, if any	.14%	.15% A
Expenses net of all reductions	.14%	.15% A
Net investment income (loss)	.27%	.26% A
Supplemental Data
Net assets, end of period (in millions)	$ 822	$ 149

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period June 26, 2009 (commencement of sale of shares) to March 31, 2010.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended March 31,	2011	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.003	.005	.024	.013
Distributions from net investment income	(.003)	(.005)	(.024)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.27%	.51%	2.41%	1.29%
Ratios to Average Net Assets E
Expenses before reductions	.18%	.19%	.20%	.19% A
Expenses net of fee waivers, if any	.14%	.15%	.16%	.14% A
Expenses net of all reductions	.14%	.15%	.16%	.14% A
Net investment income (loss)	.27%	.49%	2.35%	4.03% A
Supplemental Data
Net assets, end of period (in millions)	$ 28,790	$ 24,674	$ 15,526	$ 11,578

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio

Investment Changes (Unaudited)

Weighted Average Maturity Diversification
Days	% of fund's investments 3/31/11	% of fund's investments 9/30/10	% of fund's investments 3/31/10
0 - 30	85.4	88.2	82.8
31 - 90	6.5	6.4	10.4
91 - 180	6.3	2.7	6.0
181 - 397	1.8	2.7	0.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/11	9/30/10	3/31/10
Tax-Exempt Portfolio	21 Days	20 Days	21 Days
All Tax-Free Money Market Funds Average*	27 Days	33 Days	27 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/11	9/30/10	3/31/10
Tax-Exempt Portfolio	21 Days	20 Days	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
Variable Rate Demand Notes (VRDNs) 71.2%	Variable Rate Demand Notes (VRDNs) 74.9%
Commercial Paper (including CP Mode) 12.9%	Commercial Paper (including CP Mode) 15.1%
Tender Notes and Bonds 1.1%	Tender Notes and Bonds 0.6%
Municipal Notes 3.6%	Municipal Notes 1.4%
Municipal Bonds 2.7%	Municipal Bonds 1.4%
Tax-Free Cash Central 8.7%	Tax-Free Cash Central 5.3%
Net Other Assets*** (0.2)%	Net Other Assets 1.3%

* Source: iMoneyNet, Inc.

** Information not available

*** Net Other Assets are not included in the pie chart.

Annual Report

Tax-Exempt Portfolio

Investments March 31, 2011

Showing Percentage of Net Assets

Municipal Securities - 100.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.8%
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Proj.) Series 1997, 0.28%, LOC Bank of America NA, VRDN (c)	$ 7,100	$ 7,100
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.28%, VRDN (c)	1,700	1,700
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (c)	10,350	10,350
Univ. of Alabama at Birmingham Hosp. Rev. Participating VRDN Series Solar 07 108, 0.24% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	15,975	15,975
		35,125
Alaska - 0.2%
North Slope Borough Gen. Oblig. Bonds:
Series 2000 B, 6/30/11	1,000	999
Series 2003 A, 6/30/11	3,750	3,745
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.4% (ConocoPhillips Guaranteed), VRDN (c)	4,500	4,500
		9,244
Arizona - 1.0%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, 0.23%, LOC Citibank NA, VRDN (c)	2,000	2,000
Maricopa County Cmnty. College District Bonds Series 2003C, 5.25% 7/1/11	3,925	3,973
Phoenix Civic Impt. Corp. Series 2009, 0.32% 4/7/11, LOC Bank of America NA, CP	16,200	16,200
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,000	1,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, 0.23%, LOC Wells Fargo Bank NA, VRDN (c)	6,150	6,150
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	1,960	1,960
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Putters 3307, 0.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,600	6,600
Series Putters 3708Z, 0.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000

	Principal Amount (000s)	Value (000s)
Tempe Gen. Oblig. Bonds Series 2010 C, 1.25% 7/1/11	$ 2,215	$ 2,220
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.32%, LOC Bank of America NA, VRDN (c)	1,000	1,000
		43,103
Arkansas - 0.9%
Arkansas Gen. Oblig. Bonds Series 2010, 4% 8/1/11	4,575	4,631
Boone Co. Hosp. Rev. (North Arkansas Reg'l. Med. Ctr. Proj.) Series 2006, 0.28%, LOC Bank of America NA, VRDN (c)	22,530	22,530
Univ. of Arizona Univ. Revs. Participating VRDN Series Solar 06 26, 0.24% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	11,130	11,130
		38,291
California - 2.9%
California Edl. Facilities Auth. Rev. (Univ. of San Francisco Proj.) Series 2005 B, 0.21%, LOC JPMorgan Chase Bank, VRDN (c)	2,600	2,600
California Gen. Oblig.:
Series 2003 B4, 0.24%, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (c)	5,800	5,800
Series 2005 B3, 0.2%, LOC Barclays Bank PLC, VRDN (c)	1,200	1,200
California Health Facilities Fing. Auth. Rev. (Scripps Health Proj.) Series 2008 C, 0.25%, LOC Union Bank of California, VRDN (c)	7,100	7,100
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.24% (Liquidity Facility Royal Bank of Canada), VRDN (c)	7,500	7,500
California Statewide Cmntys. Dev. Auth. Rev. (Los Angeles County Museum of Art Proj.) Series 2008 A, 0.22%, LOC Wells Fargo Bank NA, VRDN (c)	2,000	2,000
Elk Grove Unified School District Spl. Tax Participating VRDN Series Solar 06-80, 0.24% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	9,565	9,565
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2007 B1, 0.26%, LOC Union Bank of California, VRDN (c)	18,000	18,000
Los Angeles Gen. Oblig. TRAN 2% 4/21/11	5,200	5,204
Los Angeles Unified School District TRAN Series A, 2% 6/30/11	11,200	11,236
Orange County Sanitation District Rev. BAN Series 2010 B, 2% 11/23/11	11,400	11,520
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Richmond Wastewtr. Rev. Series 2008 A, 0.32%, LOC Union Bank of California, VRDN (c)	$ 2,000	$ 2,000
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.25%, LOC Union Bank of California, VRDN (c)	8,000	8,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 11251, 0.24% (Liquidity Facility Citibank NA) (c)(f)	3,030	3,030
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2009 A, 0.22%, LOC Wells Fargo Bank NA, VRDN (c)	13,800	13,800
South Placer Wastewtr. Auth. Rev. Series 2008 B, 0.22%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (c)	2,000	2,000
Stockton Pub. Fing. Auth. Wtr. Rev. (Delta Wtr. Supply Proj.) Series 2010 A, 0.25%, LOC Union Bank of California, VRDN (c)	7,500	7,500
		118,055
Colorado - 3.3%
Colorado Ed. Ln. Prog. TRAN Series 2010 D, 2% 6/30/11	34,800	34,944
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,775	1,775
Colorado Health Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.):
Series 2004 B, 0.25% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	950	950
Series 2004 B1, 0.26% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	6,545	6,545
(NCMC, Inc. Proj.) Series 2009 A, 0.22%, LOC Wells Fargo Bank NA, VRDN (c)	6,640	6,640
Participating VRDN Series BA 08 1090, 0.32% (Liquidity Facility Bank of America NA) (c)(f)	10,700	10,700
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.25% (Liquidity Facility Citibank NA) (c)(f)	16,000	16,000
Series EGL 07 0040, 0.25% (Liquidity Facility Citibank NA) (c)(f)	11,700	11,700
Series ROC II R 12312, 0.25% (Liquidity Facility Citibank NA) (c)(f)	6,000	6,000

	Principal Amount (000s)	Value (000s)
Denver City & County Wtr. Participating VRDN Series PZ 232, 0.28% (Liquidity Facility Wells Fargo & Co.) (c)(f)	$ 15,905	$ 15,905
Denver Urban Renewal Auth. Tax Increment Rev.:
Series 2008 A1, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (c)	14,460	14,460
Series 2008 A2, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (c)	9,420	9,420
		135,039
Connecticut - 0.7%
Connecticut Gen. Oblig. BAN:
Series 2009 B, 4% 6/1/11	5,700	5,734
Series 2010 A, 2% 5/19/11	14,500	14,529
Connecticut Health & Edl. Facilities Auth. Rev. (Masonicare Corp. Proj.) Series D, 0.22%, LOC Wells Fargo Bank NA, VRDN (c)	8,300	8,300
		28,563
Delaware - 0.8%
Delaware Health Facilities Auth. Rev. (Bayhealth Med. Ctr. Proj.) Series 2009 C, 0.22%, LOC Wells Fargo Bank NA, VRDN (c)	26,875	26,875
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	4,600	4,600
		31,475
District Of Columbia - 1.2%
District of Columbia Gen. Oblig. Series 2008 C, 0.23%, LOC TD Banknorth, NA, VRDN (c)	5,800	5,800
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,700	7,700
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.32%, LOC Bank of America NA, VRDN (c)	2,220	2,220
(Defenders of Wildlife Proj.) 0.32%, LOC Bank of America NA, VRDN (c)	6,090	6,090
(Friends Legal Svcs. Corp. Proj.) 0.32%, LOC Bank of America NA, VRDN (c)	10,485	10,485
(The AARP Foundation Proj.) Series 2004, 0.25%, LOC Bank of America NA, VRDN (c)	9,900	9,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(The Phillips Collection Issue Proj.) Series 2003, 0.39%, LOC Bank of America NA, VRDN (c)	$ 2,675	$ 2,675
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.26%, LOC Branch Banking & Trust Co., VRDN (c)	4,000	4,000
		48,870
Florida - 9.3%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.25%, LOC Bank of America NA, VRDN (c)	5,350	5,350
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Solar 07 60, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	20,430	20,430
Collier County Indl. Dev. Auth. (Cmnty. School of Naples Proj.) 0.32%, LOC Bank of America NA, VRDN (c)	13,680	13,680
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.26%, LOC Bank of America NA, VRDN (c)	14,755	14,755
Florida Board of Ed. Bonds Series 2002 G, 5.25% 6/1/11	4,400	4,436
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 07 48, 0.24% (Liquidity Facility Citibank NA) (c)(f)	21,445	21,445
Series ROC II R 817, 0.24% (Liquidity Facility Citibank NA) (c)(f)	10,005	10,005
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2010 C, 4% 7/1/11	5,150	5,196
Series 2010 D, 4% 7/1/11	15,845	15,981
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series 2010 A, 3% 7/1/11	1,000	1,006
Participating VRDN Series Solar 07 30, 0.24% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	15,010	15,010
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.28% (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,070	7,070
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Victoria Park Apts. Proj.) Series 2002 J, 0.26%, LOC Fannie Mae, VRDN (c)	1,050	1,050
Florida Local Govt. Fin. Commission Auth. Rev. Series A, 0.32% 4/4/11, LOC Wells Fargo Bank NA, CP	3,839	3,839
Fort Myers Util. Sys. Rev. Series 2009, 0.25%, LOC Bank of America NA, VRDN (c)	6,000	6,000

	Principal Amount (000s)	Value (000s)
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Accounts Receivable Prog.) Series 2009 A, 0.22%, LOC PNC Bank NA, VRDN (c)	$ 2,000	$ 2,000
Participating VRDN Series MS 3251, 0.26% (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,625	5,625
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series F, 0.32% tender 6/16/11 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	34,900	34,900
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2001, 0.22%, LOC Wells Fargo Bank NA, VRDN (c)	8,435	8,435
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 0.32%, LOC Bank of America NA, VRDN (c)	11,910	11,910
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.28%, LOC Bank of America NA, VRDN (c)	3,375	3,375
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.24%, LOC Bank of America NA, VRDN (c)	5,810	5,810
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.28%, LOC Bank of America NA, VRDN (c)	7,565	7,565
Palm Beach County Pub. Impt. Rev. Participating VRDN Series BBT 08 53, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	8,600	8,600
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.32%, LOC Bank of America NA, VRDN (c)	4,035	4,035
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.24%, LOC Northern Trust Co., VRDN (c)	1,900	1,900
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.28%, LOC Bank of America NA, VRDN (c)	18,940	18,940
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.28%, LOC Bank of America NA, VRDN (c)	3,075	3,075
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,775	1,775
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.28%, LOC Bank of America NA, VRDN (c)	20,420	20,420
Pinellas County Swr. Rev. Participating VRDN Series Putters 2917 Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.24%, LOC Wells Fargo Bank NA, VRDN (c)	$ 15,975	$ 15,975
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.):
Series 2009 A, 0.22%, LOC Wells Fargo Bank NA, VRDN (c)	5,000	5,000
Series 2009 B, 0.22%, LOC Wells Fargo Bank NA, VRDN (c)	14,245	14,245
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series ROC II R 12313, 0.25% (Liquidity Facility Citibank NA) (c)(f)	13,090	13,090
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series BA 07 1030, 0.32% (Liquidity Facility Bank of America NA) (c)(f)	1,540	1,540
Tallahassee Consolidated Util. Sys. Rev. Participating VRDN Series ROC II R 11306, 0.25% (Liquidity Facility Citibank NA) (c)(f)	13,520	13,520
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.26%, LOC Wells Fargo Bank NA, VRDN (c)	2,200	2,200
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.25%, LOC Fannie Mae, VRDN (c)	2,615	2,615
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 06 8, 0.24% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	20,865	20,865
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.24% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	8,035	8,035
		383,703
Georgia - 2.5%
Atlanta Arpt. Rev. Series 2010 B1, 0.35% 5/25/11, LOC Wells Fargo Bank NA, CP	17,500	17,500
Atlanta Tax Allocation (Westside Proj.):
Series 2005 B, 0.24%, LOC Wells Fargo Bank NA, VRDN (c)	1,200	1,200
Series 2008, 0.24%, LOC Wells Fargo Bank NA, VRDN (c)	14,820	14,820
Series A, 0.24%, LOC Wells Fargo Bank NA, VRDN (c)	5,455	5,455
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Projects) Series 2010 A, 0.24%, LOC Bank of America NA, VRDN (c)	5,000	5,000

	Principal Amount (000s)	Value (000s)
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.23%, LOC Freddie Mac, VRDN (c)	$ 1,500	$ 1,500
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.26%, LOC Branch Banking & Trust Co., VRDN (c)	2,700	2,700
Fulton County Hosp. Auth. Rev. (Northside Hosp. Proj.) Series 2003 B, 0.22%, LOC Wells Fargo Bank NA, VRDN (c)	7,790	7,790
Georgia Gen. Oblig. Participating VRDN Series 85TP, 0.25% (Liquidity Facility Wells Fargo & Co.) (c)(f)	200	200
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.25%, LOC Branch Banking & Trust Co., VRDN (c)	12,380	12,380
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.25% (Liquidity Facility Royal Bank of Canada), VRDN (c)	12,500	12,500
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series Solar 08 0001, 0.24% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	10,275	10,275
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.) Series 2009 B, 0.26%, LOC Branch Banking & Trust Co., VRDN (c)	3,510	3,510
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	6,750	6,750
		101,580
Hawaii - 0.6%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 A, 0.24%, LOC Bank of America NA, VRDN (c)	5,000	5,000
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 11021 PB, 0.29% (Liquidity Facility Deutsche Postbank AG) (c)(f)	20,355	20,355
		25,355
Idaho - 0.2%
Idaho Gen. Oblig. TAN 2% 6/30/11	6,800	6,827
Illinois - 5.0%
Chicago Board of Ed. Series 2009 A2, 0.25%, LOC Northern Trust Co., VRDN (c)	5,900	5,900
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.24% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	7,865	7,865
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wtr. Rev.:
Series 2004 A1, 0.26%, LOC California Pub. Employees Retirement Sys., VRDN (c)	$ 19,720	$ 19,720
Series 2004 A2, 0.26%, LOC California Pub. Employees Retirement Sys., VRDN (c)	19,625	19,625
DuPage County Rev. (Morton Arboretum Proj.) 0.32%, LOC Bank of America NA, VRDN (c)	24,050	24,050
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series ROC II R 12278, 0.24% (Liquidity Facility Citibank NA) (c)(f)	5,195	5,195
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 E, 0.26%, LOC JPMorgan Chase Bank, VRDN (c)	8,305	8,305
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (c)	2,150	2,150
(Concordia Univ. Proj.) Series 2009, 0.27%, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	14,800	14,800
(North Central College Proj.) Series 2008, 0.28%, LOC Bank of America NA, VRDN (c)	8,500	8,500
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.24%, LOC Wells Fargo Bank NA, VRDN (c)	7,635	7,635
(Provena Health Proj.) Series 2010 D, 0.23%, LOC Union Bank of California, VRDN (c)	8,300	8,300
(Saint Xavier Univ. Proj.) Series 2008, 0.26%, LOC Bank of America NA, VRDN (c)	3,745	3,745
Participating VRDN:
Series DB 601, 0.25% (Liquidity Facility Deutsche Bank AG) (c)(f)	10,240	10,240
Series EGL 06 115, 0.24% (Liquidity Facility Citibank NA) (c)(f)	13,615	13,615
Series Putters 3174, 0.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,130	1,130
Series Putters 3379, 0.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,995	4,995
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. (Lakeshore Plaza Proj.) Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	15,520	15,520
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A 2B, 0.19%, LOC Harris NA, VRDN (c)	11,000	11,000

	Principal Amount (000s)	Value (000s)
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.23%, LOC Freddie Mac, VRDN (c)	$ 3,250	$ 3,250
Metropolitan Pier & Exposition Participating VRDN Series MS 3216, 0.25% (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	10,000	10,000
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.39%, LOC Bank of America NA, VRDN (c)	1,622	1,622
		207,162
Indiana - 2.8%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.24%, LOC JPMorgan Chase Bank, VRDN (c)	13,150	13,150
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A5, 0.22%, LOC Bank of America NA, VRDN (c)	7,725	7,725
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2002, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	3,800	3,800
Indiana Fin. Auth. Health Sys. Rev.:
(Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 E, 0.23%, LOC Bank of America NA, VRDN (c)	33,000	33,000
Series 2008 J, 0.22%, LOC Wells Fargo Bank NA, VRDN (c)	2,000	2,000
Participating VRDN Series 3654 Z, 0.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,880	6,880
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 D, 0.23%, LOC Citibank NA, VRDN (c)	3,300	3,300
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series A, 0.24%, LOC Comerica Bank, VRDN (c)	5,480	5,480
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hospitals Proj.):
Series 1997 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	7,000	7,000
Series 1997 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.26%, LOC Bank of America NA, VRDN (c)	$ 2,600	$ 2,600
Marshall County Econ. Dev. Rev. (Culver Edl. Foundation Prog.) Series 2000, 0.24%, LOC Northern Trust Co., VRDN (c)	8,300	8,300
		113,235
Iowa - 0.3%
Iowa Fin. Auth. Rev. Bonds Series 2010 A, 2% 8/1/11	3,755	3,776
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.28%, LOC Bank of America NA, VRDN (c)	7,475	7,475
		11,251
Kansas - 0.3%
Kansas Dept. of Trans. Hwy. Rev.:
Bonds Series 2003 A, 5% 9/1/11	2,000	2,039
Participating VRDN Series BBT 08 51, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	6,300	6,300
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 0.25% (Liquidity Facility Societe Generale) (c)(f)	3,000	3,000
		11,339
Louisiana - 0.7%
East Baton Rouge Parish Indl. Dev. Board Rev. (Stupp Bros., Inc. Proj.) Series 2008, 0.32%, LOC Bank of America NA, VRDN (c)	5,205	5,205
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series WF 10 11C, 0.25% (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,540	5,540
Louisiana Gen. Oblig. Bonds Series 2009 B, 3% 4/15/11	9,675	9,685
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	2,900	2,900
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.28%, LOC Bank of America NA, VRDN (c)	4,500	4,500
		27,830

	Principal Amount (000s)	Value (000s)
Maine - 0.4%
Maine Health & Higher Ed. Facilities Auth. Rev.:
Participating VRDN Series Solar 06 122, 0.24% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	$ 14,925	$ 14,925
Series 2008 B, 0.3%, LOC KBC Bank NV, VRDN (c)	1,400	1,400
		16,325
Maryland - 1.0%
Anne Arundel County Gen. Oblig. Bonds Series 2011, 3% 4/1/12 (b)	6,290	6,446
Baltimore County Econ. Dev. Rev. (The Bais Yaakov School for Girls Proj.) Series 2003, 0.36%, LOC Bank of America NA, VRDN (c)	5,180	5,180
Baltimore County Gen. Oblig. Series 1995, 0.31% 5/6/11 (Liquidity Facility BNP Paribas SA), CP	4,000	4,000
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.24%, LOC Fannie Mae, VRDN (c)	1,800	1,800
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.26%, LOC Bank of America NA, VRDN (c)	1,415	1,415
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Mercy Med. Ctr. Proj.) Series 2007 B, 0.26%, LOC Bank of America NA, VRDN (c)	535	535
Participating VRDN Series BBT 08 46, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	3,835	3,835
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.26% (Liquidity Facility Citibank NA) (c)(f)	7,785	7,785
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.28%, LOC Bank of America NA, VRDN (c)	6,960	6,960
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Series 2002 C, 0.24% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	1,300	1,300
		39,256
Massachusetts - 4.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2008 A2, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.:
Participating VRDN:
Series Clipper 07 39, 0.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	$ 8,000	$ 8,000
Series Clipper 07 41, 0.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	131,350	131,350
RAN Series 2010 A, 2% 4/28/11	9,000	9,011
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 11824, 0.25% (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.25% (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN Series EGL 06 0054, 0.25% (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Series 2008 C, 0.24% (Liquidity Facility Bayerische Landesbank), VRDN (c)	10,600	10,600
		176,961
Michigan - 1.1%
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 0.26%, LOC Comerica Bank, VRDN (c)	5,485	5,485
Detroit Econ. Dev. Corp. Rev. (Michigan Opera Theatre Proj.) Series 1999, 0.45%, LOC JPMorgan Chase Bank, VRDN (c)	900	900
Eastern Michigan Univ. Revs. Series 2009 A, 0.24%, LOC JPMorgan Chase Bank, VRDN (c)	1,700	1,700
Michigan Bldg. Auth. Rev. Series 6, 0.35% 6/2/11, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Minnesota, CP	1,200	1,200
Michigan Gen. Oblig. TRAN Series A, 2% 9/30/11	11,700	11,791
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.34%, tender 10/27/11 (c)	11,200	11,200
0.34%, tender 10/27/11 (c)	5,140	5,140
(Trinity Health Sys. Proj.) Series 2008 C, 0.34% tender 6/6/11, CP mode	2,700	2,700
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series Putters 3360, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,620	6,620
		46,736

	Principal Amount (000s)	Value (000s)
Minnesota - 0.7%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.27%, LOC Freddie Mac, VRDN (c)	$ 4,075	$ 4,075
Minneapolis Gen. Oblig. Bonds Series 2011, 3% 12/1/11 (b)	4,800	4,883
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.26%, LOC Fannie Mae, VRDN (c)	21,550	21,550
		30,508
Mississippi - 0.9%
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.25%, LOC Bank of America NA, VRDN (c)	14,000	14,000
Mississippi Gen. Oblig. Series 2007, 0.22% (Liquidity Facility Bank of America NA), VRDN (c)	22,400	22,400
		36,400
Missouri - 1.5%
Cape Girardeau County Indl. Dev. Auth. (St. Francis Med. Ctr. Proj.) Series 2009 B, 0.28%, LOC Wells Fargo Bank NA, VRDN (c)	4,200	4,200
Golden Valley Memorial Hosp. District Series 2006, 0.28%, LOC Bank of America NA, VRDN (c)	9,165	9,165
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series EGL 07 0001, 0.25% (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Series PT 4624, 0.24% (Liquidity Facility Deutsche Postbank AG) (c)(f)	11,070	11,070
Series Putters 3605, 0.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,245	5,245
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Cox Health Sys. Proj.) Series 2008 C, 0.25%, LOC Bank of America NA, VRDN (c)	2,000	2,000
Missouri Highways & Trans. Commission State Road Rev.:
Participating VRDN Series PT 4625, 0.24% (Liquidity Facility Deutsche Postbank AG) (c)(f)	10,265	10,265
Series 2005 B, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	11,400	11,400
		61,345
Nebraska - 2.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.25% (Liquidity Facility Royal Bank of Canada), VRDN (c)	16,000	16,000
Nebraska Pub. Pwr. District Rev. Series A, 0.31% 4/8/11, CP	17,000	17,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.24% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	$ 32,125	$ 32,125
Omaha Pub. Pwr. District Elec. Rev.:
Series A:
0.32% 8/18/11, CP	7,300	7,300
0.33% 7/8/11, CP	3,500	3,500
0.32% 8/17/11, CP	15,000	15,000
		90,925
Nevada - 0.7%
Clark County Arpt. Rev. Series 2008 D3, 0.25%, LOC Bank of America NA, VRDN (c)	1,600	1,600
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.27%, LOC Union Bank of California, VRDN (c)	11,000	11,000
Clark County School District Bonds Series 2009 B, 4% 6/15/11	3,000	3,022
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.24% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	13,895	13,895
		29,517
New Jersey - 0.5%
New Jersey Gen. Oblig. Bonds Series Putters 3850, 0.3%, tender 5/12/11 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	20,000	20,000
New Mexico - 0.6%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.25% (Liquidity Facility Royal Bank of Canada), VRDN (c)	25,800	25,800
New York - 4.4%
Long Island Pwr. Auth. Elec. Sys. Rev. 0.3% 4/8/11, LOC State Street Bank & Trust Co., Boston, CP	13,250	13,250
Nassau County Interim Fin. Auth. Series 2008 A, 0.23% (Liquidity Facility BNP Paribas SA), VRDN (c)	4,135	4,135
New York City Gen. Oblig.:
Participating VRDN:
Series BA 08 1064, 0.31% (Liquidity Facility Bank of America NA) (c)(f)	5,500	5,500
Series Putters 2951, 0.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,400	1,400
Series 2008 J11, 0.27% (Liquidity Facility KBC Bank NV), VRDN (c)	5,100	5,100

	Principal Amount (000s)	Value (000s)
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (The Crest Proj.) Series 2005 A, 0.29%, LOC Landesbank Hessen-Thuringen, VRDN (c)	$ 3,900	$ 3,900
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 07 116, 0.25% (Liquidity Facility Citibank NA) (c)(f)	19,800	19,800
Series PT 3992, 0.24% (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,495	3,495
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series Putters 3698 Z, 0.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,225	2,225
New York Dorm. Auth. Revs.:
(Rockefeller Univ. Proj.) Series 2009 B, 0.21% (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (c)	12,300	12,300
Participating VRDN Series EGL 07 0003, 0.25% (Liquidity Facility Citibank NA) (c)(f)	15,560	15,560
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,425	4,425
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,185	3,185
New York Hsg. Fin. Agcy. Rev.:
(505 West 37th Street Proj.):
Series 2009 A, 0.25%, LOC Landesbank Hessen-Thuringen, VRDN (c)	28,000	28,000
Series 2009 B, 0.25%, LOC Landesbank Hessen-Thuringen, VRDN (c)	4,200	4,200
(West 37th St. Hsg. Proj.) Series 2009 B, 0.23%, LOC Wells Fargo Bank NA, VRDN (c)	2,900	2,900
New York Hsg. Fin. Svc. Contract Rev. Series 2003 I, 0.26%, LOC Landesbank Hessen-Thuringen, VRDN (c)	4,900	4,900
New York Pwr. Auth.:
Series 1, 0.34% 10/24/11, CP	14,950	14,950
Series 2, 0.3% 4/6/11, CP	22,810	22,810
New York Urban Dev. Corp. Rev. Participating VRDN Series Putters 2283, 0.28% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,100	7,100
		179,135
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey Participating VRDN:
Series Putters 1546, 0.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 1,405	$ 1,405
Series Solar 06 16, 0.23% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	8,425	8,425
		9,830
North Carolina - 2.2%
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series ROC II R 11906, 0.24% (Liquidity Facility Citibank NA) (c)(f)	2,755	2,755
Guilford County Gen. Oblig. Series 2007 B, 0.23% (Liquidity Facility Branch Banking & Trust Co.), VRDN (c)	2,200	2,200
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Campbell Univ. Proj.) Series 2009, 0.26%, LOC Branch Banking & Trust Co., VRDN (c)	1,465	1,465
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.25% (Liquidity Facility Citibank NA) (c)(f)	1,900	1,900
Series EGL 07 0015, 0.25% (Liquidity Facility Citibank NA) (c)(f)	10,890	10,890
Series EGL 7053004 Class A, 0.25% (Liquidity Facility Citibank NA) (c)(f)	13,105	13,105
North Carolina Cap. Impt. Ltd. Participating VRDN Series BBT 08 52, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	3,555	3,555
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Friends Homes, Inc. Proj.) Series 2003, 0.25%, LOC Bank of America NA, VRDN (c)	14,535	14,535
(Univ. Health Systems of Eastern Carolina Proj.) Series 2008 A2, 0.22%, LOC Bank of America NA, VRDN (c)	5,990	5,990
(WakeMed Proj.):
Series 2009 B, 0.24%, LOC Wells Fargo Bank NA, VRDN (c)	1,000	1,000
Series 2009 C, 0.24%, LOC Wells Fargo Bank NA, VRDN (c)	6,400	6,400
North Carolina Med. Care Commission Hosp. Rev. (Iredell Memorial Hosp. Proj.) Series 2007, 0.22%, LOC Wells Fargo Bank NA, VRDN (c)	12,345	12,345
Piedmont Triad Arpt. Auth. Series 2008 A, 0.22%, LOC Branch Banking & Trust Co., VRDN (c)	7,650	7,650

	Principal Amount (000s)	Value (000s)
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.25% (Liquidity Facility Citibank NA) (c)(f)	$ 4,950	$ 4,950
Wake County Gen. Oblig. Series 2003 C, 0.22% (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	3,440	3,440
		92,180
Ohio - 2.1%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.23%, LOC JPMorgan Chase Bank, VRDN (c)	10,000	10,000
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.25% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	11,985	11,985
Columbus Swr. Sys. Rev. Participating VRDN Series BBT 08 5, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	5,235	5,235
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	1,180	1,180
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2002, 0.35%, LOC JPMorgan Chase Bank, VRDN (c)	7,200	7,200
Lorain County Hosp. Rev. (EMH Reg'l. Med. Ctr. Proj.) Series 2008, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	2,800	2,800
Ohio Higher Edl. Facility Commission Rev. Bonds (Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.32% tender 6/22/11, CP mode	13,450	13,450
Series 2008 B6:
0.36% tender 6/15/11, CP mode	9,200	9,200
0.37% tender 8/8/11, CP mode	15,000	15,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (First Energy Nuclear Generation Corp. Proj.) Series 2006 B, 0.22%, LOC Wells Fargo Bank NA, VRDN (c)	8,845	8,845
		84,895
Oklahoma - 0.1%
Univ. Hospitals Trust Rev. Series 2005 A, 0.25%, LOC Bank of America NA, VRDN (c)	4,100	4,100
Oregon - 1.2%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 D:
0.3% tender 6/10/11, CP mode	12,500	12,500
0.34% tender 4/5/11, CP mode	13,000	13,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.): - continued
Series F, 0.36% tender 7/11/11, CP mode	$ 5,000	$ 5,000
Oregon Facilities Auth. Rev. (PeaceHealth Proj.) Series 2008 C, 0.22%, LOC Wells Fargo Bank NA, VRDN (c)	18,500	18,500
		49,000
Pennsylvania - 3.3%
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Point Park Univ. Proj.) Series 2008 C, 0.24%, LOC PNC Bank NA, VRDN (c)	6,670	6,670
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.24%, LOC PNC Bank NA, VRDN (c)	1,750	1,750
Allegheny County Indl. Dev. Auth. Rev. (Zoological Society of Pittsburgh Proj.) Series 1999 B, 0.24%, LOC PNC Bank NA, VRDN (c)	2,800	2,800
Allegheny County Port Auth. Spl. Rev. Bonds 2% 3/1/12	2,760	2,792
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 0.24%, LOC PNC Bank NA, VRDN (c)	900	900
Haverford Township School District Series 2009, 0.25%, LOC TD Banknorth, NA, VRDN (c)	965	965
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.22%, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.24%, LOC PNC Bank NA, VRDN (c)	5,510	5,510
Montgomery County Redev. Auth. Multi-family Hsg. Rev.:
(Brookside Manor Apts. Proj.) Series 2001 A, 0.25%, LOC Fannie Mae, VRDN (c)	9,170	9,170
(Kingswood Apts. Proj.) Series 2001 A, 0.25%, LOC Fannie Mae, VRDN (c)	10,725	10,725
Pennsylvania Gen. Oblig.:
Participating VRDN:
Series ROC II R 11056, 0.25% (Liquidity Facility Citibank NA) (c)(f)	3,700	3,700
Series ROC II R 11505, 0.25% (Liquidity Facility Citibank NA) (c)(f)	4,510	4,510
TAN First Series 2010-2011, 2.5% 6/30/11	31,290	31,458

	Principal Amount (000s)	Value (000s)
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.24%, LOC PNC Bank NA, VRDN (c)	$ 3,400	$ 3,400
(King's College Proj.) Series 2002 J3, 0.24%, LOC PNC Bank NA, VRDN (c)	1,505	1,505
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 0.25%, LOC Bank of America NA, VRDN (c)	9,495	9,495
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series B, 0.22%, LOC Wells Fargo Bank NA, VRDN (c)	6,900	6,900
Eighth Series E, 0.23%, LOC JPMorgan Chase Bank, VRDN (c)	7,000	7,000
Somerset County Gen. Oblig. Series 2009 A, 0.24%, LOC PNC Bank NA, VRDN (c)	3,445	3,445
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.25%, LOC PNC Bank NA, VRDN (c)	7,195	7,195
Washington County Auth. Rev. 0.21%, VRDN (c)	5,165	5,165
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.24%, LOC PNC Bank NA, VRDN (c)	5,290	5,290
Wilkes Barre Gen. Oblig. Series 2004 B, 0.24%, LOC PNC Bank NA, VRDN (c)	2,845	2,845
		135,190
Rhode Island - 0.6%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Roger Williams Univ. Proj.) Series 2008 B, 0.26%, LOC Bank of America NA, VRDN (c)	23,700	23,700
South Carolina - 1.5%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B2, 0.22%, LOC Wells Fargo Bank NA, VRDN (c)	4,500	4,500
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.29% (Liquidity Facility Deutsche Postbank AG) (c)(f)	5,545	5,545
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev.:
(Claflin Univ. Proj.) 0.28%, LOC Bank of America NA, VRDN (c)	8,269	8,269
(Converse College Proj.) Series 2009, 0.24%, LOC Wells Fargo Bank NA, VRDN (c)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev.: - continued
(Newberry College Proj.) Series 2008, 0.26%, LOC Branch Banking & Trust Co., VRDN (c)	$ 12,490	$ 12,490
South Carolina Jobs-Econ. Dev. Auth. (The Reg'l. Med. Ctr. of Orangeburg and Calhoun Counties Proj.) Series 2009, 0.26%, LOC Branch Banking & Trust Co., VRDN (c)	2,565	2,565
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series 2002 D, 5.25% 1/1/12	1,000	1,036
Participating VRDN Series ROC II R 11426, 0.26% (Liquidity Facility Citibank NA) (c)(f)	12,645	12,645
Series 2010 A:
0.3% 5/16/11, CP	3,890	3,890
0.3% 6/7/11, CP	6,100	6,100
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B3, 0.23%, LOC Wells Fargo Bank NA, VRDN (c)	1,500	1,500
		60,540
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth. Series 2009 C, 0.23% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (c)	9,000	9,000
Tennessee - 3.4%
Blount County Pub. Bldg. Auth.:
(Local Govt. Pub. Impt. Proj.):
Series 2009 E8A, 0.26%, LOC Branch Banking & Trust Co., VRDN (c)	1,400	1,400
Series 2009 E9A, 0.26%, LOC Branch Banking & Trust Co., VRDN (c)	8,335	8,335
Series E7A, 0.26%, LOC Branch Banking & Trust Co., VRDN (c)	5,335	5,335
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.3%, LOC Bank of America NA, VRDN (c)	6,255	6,255
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.25%, LOC Freddie Mac, VRDN (c)	18,170	18,170
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.28%, LOC Bank of America NA, VRDN (c)	45,915	45,915
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.28%, LOC Bank of America NA, VRDN (c)	9,540	9,540

	Principal Amount (000s)	Value (000s)
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	$ 5,000	$ 5,000
Shelby County Gen. Oblig. Series 2004 B, 0.28% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	37,875	37,875
		137,825
Texas - 13.6%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 0.24% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	10,235	10,235
Austin Elec. Util. Sys. Rev.:
Participating VRDN Series Solar 06 91, 0.24% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	10,180	10,180
Series A, 0.3% 5/3/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	11,000	11,000
Beaumont Independent School District Participating VRDN Series Putters 3225, 0.28% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,115	11,115
Brownsville Util. Sys. Rev. Series A, 0.3% 6/15/11, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series MS 06 1654, 0.34% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)	23,045	23,045
Dallas Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Solar 06 60, 0.24% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	19,220	19,220
Series C:
0.33% 7/21/11, CP	8,500	8,500
0.34% 5/4/11, CP	2,500	2,500
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Putters 3227, 0.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	15,005	15,005
Series Putters 3742, 0.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Denton Independent School District Participating VRDN Series DB 513, 0.25% (Liquidity Facility Deutsche Bank AG) (c)(f)	31,200	31,200
Forney Independent School District Participating VRDN Series ROC II R 11729, 0.26% (Liquidity Facility Citibank NA) (c)(f)	3,350	3,350
Friendswood Independent School District Participating VRDN Series Putters 3221, 0.28% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,185	8,185
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Goose Creek Consolidated Independent School District Participating VRDN Series PZ 219, 0.28% (Liquidity Facility Wells Fargo & Co.) (c)(f)	$ 10,385	$ 10,385
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.) Series 2004, 0.33% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)	5,000	5,000
Harris County Gen. Oblig.:
Participating VRDN:
Series Clipper 07 46, 0.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	40,000	40,000
Series ROC II R 718 PB, 0.29% (Liquidity Facility Deutsche Postbank AG) (c)(f)	9,725	9,725
Series A1, 0.32% 8/18/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	6,550	6,550
Harris County Metropolitan Trans. Auth.:
Series A1:
0.31% 6/7/11 (Liquidity Facility JPMorgan Chase Bank), CP	11,700	11,700
0.32% 4/7/11 (Liquidity Facility JPMorgan Chase Bank), CP	17,350	17,350
Series A3, 0.29% 5/5/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
Harris County Tex Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2010, 0.25%, LOC Bank of America NA, VRDN (c)	6,000	6,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A, 0.31% 4/7/11, CP	5,000	5,000
Houston Util. Sys. Rev.:
Bonds Series 2010 C, 2% 11/15/11	2,000	2,019
Participating VRDN:
Series ROC II R 11411, 0.25% (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series ROC II R 11885X, 0.25% (Liquidity Facility Citibank NA) (c)(f)	5,180	5,180
Series B1:
0.3% 6/7/11, LOC JPMorgan Chase Bank, CP	5,000	5,000
0.31% 6/7/11, LOC JPMorgan Chase Bank, CP	15,905	15,905
Series B2, 0.31% 5/6/11, LOC Wells Fargo Bank NA, San Francisco, CP	3,250	3,250
Series B4, 0.32% 6/7/11, LOC Barclays Bank PLC, CP	3,000	3,000
Judson Independent School District Participating VRDN Series DB 423, 0.28% (Liquidity Facility Deutsche Bank AG) (c)(f)	12,745	12,745

	Principal Amount (000s)	Value (000s)
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	$ 7,200	$ 7,200
North East Texas Independent School District Participating VRDN Series PT 3951, 0.25% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)	14,280	14,280
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN:
Series BA 08 1174, 0.32% (Liquidity Facility Bank of America NA) (c)(f)	5,460	5,460
Series ROC II R 593 PB, 0.29% (Liquidity Facility Deutsche Postbank AG) (c)(f)	16,825	16,825
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) 0.23%, VRDN (c)	26,000	26,000
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series BBT 08 26, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	5,335	5,335
Series Putters 3688Z, 0.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,605	4,605
Series A:
0.33% 4/6/11, CP	8,700	8,700
0.34% 4/6/11, CP	5,000	5,000
San Antonio Hotel Occupancy Tax Rev. Series 2008, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	1,000	1,000
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5, 0.25% (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Series 2001A, 0.27% 4/14/11, CP	9,000	9,000
Sherman Higher Ed. Fin. Corp. (Austin College Proj.) Series 1997, 0.28%, LOC Bank of America NA, VRDN (c)	12,900	12,900
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,500	1,500
Spring Independent School District Participating VRDN Series DB 603, 0.25% (Liquidity Facility Deutsche Bank AG) (c)(f)	3,800	3,800
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	1,100	1,100
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	7,140	7,140
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas A&M Univ. Rev.:
Participating VRDN:
Series BC 10 39W, 0.26% (Liquidity Facility Barclays Bank PLC) (c)(f)	$ 1,580	$ 1,580
Series ROC II R 11804, 0.25% (Liquidity Facility Citibank NA) (c)(f)	4,010	4,010
0.25% (Liquidity Facility Wells Fargo Bank NA) (a)(c)(f)	4,575	4,575
Series 1993 B, 0.31% 8/8/11, CP	5,025	5,025
Texas Gen. Oblig. Participating VRDN:
Series Putters 3480, 0.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,495	7,495
Series Solar 06 57, 0.24% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	10,185	10,185
Texas Pub. Fin. Auth. Series 2002 A, 0.29% 4/6/11, CP	5,000	5,000
Texas Pub. Fin. Auth. Rev.:
Bonds Series 2010 A, 2% 7/1/11	10,800	10,846
Series 2003, 0.32% 8/4/11, CP	4,000	4,000
0.3% 4/8/11, CP	7,850	7,850
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series B, 5.25% 8/15/11	2,700	2,750
Participating VRDN Series ROC II R 11077, 0.24% (Liquidity Facility Citibank NA) (c)(f)	9,010	9,010
Series 2002 A, 0.3% 9/8/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,750	5,750
Upper Trinity Reg'l. Wtr. District Series A:
0.32% 4/7/11, LOC Bank of America NA, CP	8,000	8,000
0.35% 4/13/11, LOC Bank of America NA, CP	2,000	2,000
		560,765
Utah - 2.1%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.23%, LOC Wells Fargo Bank NA, VRDN (c)	3,800	3,800
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	6,490	6,490
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.3% 6/17/11 (Liquidity Facility Bank of Nova Scotia), CP	6,535	6,535
Series 1997 B2, 0.32% 6/9/11 (Liquidity Facility Bank of Nova Scotia), CP	18,490	18,490
Series 1997 B3, 0.3% 6/17/11 (Liquidity Facility JPMorgan Chase Bank), CP	3,700	3,700

	Principal Amount (000s)	Value (000s)
Series 1998 B4, 0.3% 6/16/11 (Liquidity Facility JPMorgan Chase Bank), CP	$ 9,760	$ 9,760
Riverton Hosp. Rev. Participating VRDN:
Series Putters 1762, 0.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	19,000	19,000
Series WF 11 35C, 0.25% (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,530	5,530
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.24% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	4,800	4,800
Utah Wtr. Fin. Agcy. Rev. Series B3, 0.27% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	7,100	7,100
		85,205
Virginia - 1.4%
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) 0.25%, LOC Bank of America NA, VRDN (c)	8,500	8,500
Fairfax County Gen. Oblig. Bonds Series 2008 A, 4% 4/1/11	1,675	1,675
Lexington Indl. Dev. Auth. Edl. Facilities Rev. Series 2010, 0.22%, VRDN (c)	2,955	2,955
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.28%, LOC Bank of America NA, VRDN (c)	7,635	7,635
Norfolk BAN Series 2010 C, 1.5% 4/1/11	4,900	4,900
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.32% 8/18/11, CP	15,000	15,000
Univ. of Virginia Gen. Rev. Participating VRDN Series BBT 08 30, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	7,520	7,520
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds 4% 2/1/12	2,000	2,060
Virginia Resources Auth. Clean Wtr. Rev. Bonds Series 2010 A, 1% 4/1/11	6,680	6,680
		56,925
Washington - 5.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series BBT 08 34, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	3,055	3,055
Series Putters 2866, 0.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,280	7,280
Energy Northwest Elec. Rev. Bonds (#1 Proj.) Series 2006 A, 5% 7/1/11	5,000	5,059
Everett Gen. Oblig. Series 2001, 0.26%, LOC Bank of America NA, VRDN (c)	4,600	4,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Gen. Oblig. Participating VRDN Series BC 10 66W, 0.26% (Liquidity Facility Barclays Bank PLC) (c)(f)	$ 2,500	$ 2,500
NJB Properties Lease Rev. Participating VRDN Series Solar 07 106, 0.24% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	3,360	3,360
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.26%, LOC Bank of America NA, VRDN (c)	4,400	4,400
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev. Bonds (BP West Coast Products LLC Proj.) 0.32% tender 6/17/11 (BP PLC Guaranteed), CP mode	1,500	1,500
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.26%, LOC Bank of America NA, VRDN (c)	19,000	19,000
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 0.25% (Liquidity Facility Societe Generale) (c)(f)	5,000	5,000
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.26%, LOC Bank of America NA, VRDN (c)	8,360	8,360
Univ. of Washington Univ. Revs. Participating VRDN:
Series Solar 07 75, 0.24% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	38,350	38,350
Series Solar 07 94, 0.24% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	18,304	18,304
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.24%, LOC Wells Fargo Bank NA, VRDN (c)	7,395	7,395
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	37,230	37,230
Series GS 06 7T, 0.25% (Liquidity Facility Wells Fargo & Co.) (c)(f)	23,785	23,785
Series Putters 3054, 0.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,035	3,035
Series Putters 3539, 0.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,330	4,330
Washington Health Care Facilities Auth. Rev.:
(Children's Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.28%, LOC Bank of America NA, VRDN (c)	17,235	17,235

	Principal Amount (000s)	Value (000s)
(MultiCare Health Sys. Proj.) Series 2009 B, 0.22%, LOC Wells Fargo Bank NA, VRDN (c)	$ 1,650	$ 1,650
(Southwest Washington Med. Ctr.) Series 2008 A, 0.29%, LOC Union Bank of California, VRDN (c)	5,600	5,600
Participating VRDN Series Putters 3403V, 0.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,995	7,995
		229,023
Wisconsin - 2.2%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	18,300	18,300
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (c)	2,000	2,000
Wisconsin Gen. Oblig.:
Participating VRDN Series BC 11 12B, 0.26% (Liquidity Facility Barclays Bank PLC) (a)(c)(f)	4,600	4,600
Series 2006 A, 0.31% 8/15/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,000	4,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Wausau Hosp., Inc. Proj.) Series 2000, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	1,200	1,200
Bonds:
(Alexian Brothers Health Sys. Proj.) 0.35% tender 7/8/11, LOC JPMorgan Chase Bank, CP mode	5,700	5,700
(Ministry Health Care Proj.) 0.3% tender 6/10/11, LOC U.S. Bank NA, Minnesota, CP mode	11,500	11,500
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2006 A, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	5,005	5,005
Wisconsin Trans. Rev.:
Series 1997 A, 0.31% 4/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	18,000	18,000
Series 2006 A:
0.31% 8/17/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,500	1,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
0.34% 9/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 3,371	$ 3,371
0.3% 4/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	16,474	16,474
		91,650
	Shares
Other - 8.7%
Fidelity Tax-Free Cash Central Fund, 0.21% (d)(e)	357,088	357,088
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $4,115,871)	4,115,871
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(8,226)
NET ASSETS - 100%	$ 4,107,645
Security Type Abbreviations
BAN BOND ANTICIPATION NOTE
CP COMMERCIAL PAPER
RAN REVENUE ANTICIPATION NOTE
TAN TAX ANTICIPATION NOTE
TRAN TAX AND REVENUE ANTICIPATION N
VRDN VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,175,000 or 0.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,200,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
New Jersey Gen. Oblig. Bonds Series Putters 3850, 0.3%, tender 5/12/11 (Liquidity Facility JPMorgan Chase & Co.)	12/6/10	$ 20,000
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.)	5/26/10	$ 7,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 733
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,758,783)	$ 3,758,783
Fidelity Central Funds (cost $357,088)	357,088
Total Investments (cost $4,115,871)		$ 4,115,871
Cash		636
Receivable for fund shares sold		1,535
Interest receivable		3,986
Distributions receivable from Fidelity Central Funds		56
Prepaid expenses		7
Receivable from investment adviser for expense reductions		2
Other receivables		38
Total assets		4,122,131

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 11,329
Payable for fund shares redeemed	1,746
Distributions payable	84
Accrued management fee	488
Distribution and service plan fees payable	15
Other affiliated payables	740
Other payables and accrued expenses	84
Total liabilities		14,486

Net Assets		$ 4,107,645
Net Assets consist of:
Paid in capital		$ 4,107,510
Accumulated undistributed net realized gain (loss) on investments		135
Net Assets		$ 4,107,645

Class I: Net Asset Value, offering price and redemption price per share ($3,813,949 ÷ 3,811,597 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($21,913 ÷ 21,902 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($198,430 ÷ 198,293 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($73,353 ÷ 73,294 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2011

Investment Income
Interest		$ 13,350
Income from Fidelity Central Funds		733
Total income		14,083

Expenses
Management fee	$ 6,484
Transfer agent fees	2,798
Distribution and service plan fees	572
Accounting fees and expenses	400
Custodian fees and expenses	82
Independent trustees' compensation	18
Registration fees	109
Audit	44
Legal	14
Miscellaneous	46
Total expenses before reductions	10,567
Expense reductions	(387)	10,180
Net investment income (loss)		3,903
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		40
Net increase in net assets resulting from operations		$ 3,943

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,903	$ 10,154
Net realized gain (loss)	40	668
Net increase in net assets resulting from operations	3,943	10,822
Distributions to shareholders from net investment income	(3,906)	(10,152)
Distributions to shareholders from net realized gain	(147)	(78)
Total distributions	(4,053)	(10,230)
Share transactions - net increase (decrease)	(971,972)	(3,033,794)
Total increase (decrease) in net assets	(972,082)	(3,033,202)

Net Assets
Beginning of period	5,079,727	8,112,929
End of period	$ 4,107,645	$ 5,079,727

Financial Highlights - Class I

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.015	.033	.034
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.001	.001	.015	.033	.034
Distributions from net investment income	(.001)	(.001)	(.015)	(.033)	(.034)
Distribution from net realized gain	- D	- D	- D	- D	-
Total distributions	(.001)	(.001)	(.015)	(.033)	(.034)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.09%	.15%	1.50%	3.33%	3.44%
Ratios to Average Net Assets B,C
Expenses before reductions	.22%	.25%	.24%	.23%	.23%
Expenses net of fee waivers, if any	.22%	.23%	.22%	.20%	.20%
Expenses net of all reductions	.22%	.23%	.20%	.17%	.18%
Net investment income (loss)	.09%	.16%	1.55%	3.27%	3.39%
Supplemental Data
Net assets, end of period (in millions)	$ 3,814	$ 4,828	$ 7,738	$ 10,463	$ 8,976

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	.001	.013	.031	.032
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	.001	.013	.031	.032
Distributions from net investment income	- D	(.001)	(.013)	(.031)	(.032)
Distributions from net realized gain	- D	- D	- D	- D	-
Total distributions	- D	(.001)	(.013)	(.031)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.05%	1.35%	3.18%	3.29%
Ratios to Average Net Assets B,C
Expenses before reductions	.37%	.40%	.39%	.38%	.38%
Expenses net of fee waivers, if any	.29%	.34%	.37%	.35%	.35%
Expenses net of all reductions	.29%	.34%	.35%	.32%	.32%
Net investment income (loss)	.01%	.06%	1.40%	3.12%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 26	$ 54	$ 111	$ 116

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	.012	.030	.031
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	.012	.030	.031
Distributions from net investment income	- D	- D	(.012)	(.030)	(.031)
Distributions from net realized gain	- D	- D	- D	- D	-
Total distributions	- D	- D	(.012)	(.030)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.03%	1.25%	3.07%	3.18%
Ratios to Average Net Assets B,C
Expenses before reductions	.47%	.50%	.49%	.48%	.48%
Expenses net of fee waivers, if any	.29%	.37%	.47%	.45%	.45%
Expenses net of all reductions	.29%	.37%	.45%	.42%	.42%
Net investment income (loss)	.01%	.02%	1.30%	3.02%	3.14%
Supplemental Data
Net assets, end of period (in millions)	$ 198	$ 166	$ 272	$ 459	$ 360

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.014	.032	.033
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.001	.001	.014	.032	.033
Distributions from net investment income	(.001)	(.001)	(.014)	(.032)	(.033)
Distributions from net realized gain	- D	- D	- D	- D	-
Total distributions	(.001)	(.001)	(.014)	(.032)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.06%	.11%	1.45%	3.28%	3.39%
Ratios to Average Net Assets B,C
Expenses before reductions	.27%	.30%	.29%	.28%	.29%
Expenses net of fee waivers, if any	.25%	.28%	.27%	.25%	.25%
Expenses net of all reductions	.25%	.28%	.25%	.22%	.23%
Net investment income (loss)	.05%	.12%	1.50%	3.22%	3.34%
Supplemental Data
Net assets, end of period (in millions)	$ 73	$ 60	$ 48	$ 92	$ 85

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Treasury Only Portfolio and Treasury Portfolio also offer Class IV shares. Prime Money Market Portfolio also offers Class IV and Institutional Class. Money Market Portfolio also offers Class F and Institutional Class. All classes have equal rights as to assets and voting privileges. Prime Money Market Portfolio and Money Market Portfolio offer conversion privileges between classes within each fund to eligible shareholders of the existing classes of shares. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Government Portfolio and Money Market Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of March 31, 2011, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, Certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards, and losses deferred due to excise tax regulations and wash sales.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Treasury Only Portfolio	$ 7,391,504	$ -	$ -	$ -
Treasury Portfolio	13,349,542	-	-	-
Government Portfolio	32,878,850	-	-	-
Prime Money Market Portfolio	70,917,428	-	-	-
Money Market Portfolio	67,598,022	-	-	-
Tax Exempt Portfolio	4,115,871	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Treasury Only Portfolio	$ -	$ 1	$ -	$ -	$ -
Treasury Portfolio	-	112	-	-	-
Government Portfolio	-	161	-	(2,306)	-
Prime Money Market Portfolio	-	175	-	-	-
Money Market Portfolio	-	609	-	-	-
Tax Exempt Portfolio	176	-	-	-	-

The tax character of distributions paid was as follows:

March 31, 2011	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
Treasury Only Portfolio	$ -	$ 1,099	$ -	$ -	$ 1,099
Treasury Portfolio	-	2,569	-	-	2,569
Government Portfolio	-	17,177	-	-	17,177
Prime Money Market Portfolio	-	149,918	-	-	149,918
Money Market Portfolio	-	158,301	-	-	158,301
Tax-Exempt Portfolio	3,906	-	147	-	4,053

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

March 31, 2010	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
Treasury Only Portfolio	$ -	$ 13,596	$ -	$ -	$ 13,596
Treasury Portfolio	-	17,019	-	-	17,019
Government Portfolio	-	107,137	-	-	107,137
Prime Money Market Portfolio	-	156,764	-	-	156,764
Money Market Portfolio	-	289,559	-	-	289,559
Tax-Exempt Portfolio	10,152	-	78	-	10,230

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance their yield, the Funds may enter into reverse repurchase agreements whereby a fund transfers securities to a counterparty who then agrees to transfer them back to the applicable fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. A fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. A fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding each applicable fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. At period end, there were no reverse repurchase agreements outstanding. Information related to reverse repurchase agreements for which each applicable fund was subject to interest is as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate
Government Portfolio	$ 235,356.07%
Prime Money Market Portfolio	176,209.02%
Money Market Portfolio	182,762.05%

Delayed Delivery Transactions and When-Issued Securities. The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio, Treasury Portfolio and Prime Money Market Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%
	Total Fees	Retained by FDC
Treasury Only Portfolio: Class II	$ 950	$ -
Class III	1,187	-
Class IV	293	-
Select Class	139	-
	$ 2,569	$ -
Treasury Portfolio: Class II	$ 249	$ -
Class III	9,717	-
Class IV	1,479	-
Select Class	185	-
	$ 11,630	$ -
Government Portfolio: Class II	$ 1,472	$ -
Class III	5,206	-
Select Class	224	-
	$ 6,902	$ -
Prime Money Market Portfolio: Class II	$ 1,377	$ 6
Class III	6,289	22
Class IV	992	1
Select Class	434	6
	$ 9,092	$ 35
Money Market Portfolio: Class II	$ 880	$ 1
Class III	8,732	88
Select Class	280	-*
	$ 9,892	$ 89
Tax-Exempt Portfolio: Class II	$ 30	$ 6
Class III	510	4
Select Class	32	1
	$ 572	$ 11

* Amount represents two hundred ten dollars.

During the period, FMR or its affiliates waived a portion of these fees.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the Funds except for Tax-Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with the transfer agency and shareholder servicing functions for Tax-Exempt Portfolio. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class and Class F, pays a transfer agent fee equal to an annual rate of .06% of average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of average net assets. FIIOC receives no fees for providing transfer agency services to Class F. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio - Class I	$ 4,294
Treasury Only Portfolio - Class II	382
Treasury Only Portfolio - Class III	290
Treasury Only Portfolio - Class IV	36
Treasury Only Portfolio - Select Class	169
$ 5,171
Treasury Portfolio - Class I	$ 4,999
Treasury Portfolio - Class II	100
Treasury Portfolio - Class III	2,339
Treasury Portfolio - Class IV	178
Treasury Portfolio - Select Class	223
$ 7,839
Government Portfolio - Class I	$ 18,896
Government Portfolio - Class II	602
Government Portfolio - Class III	1,262
Government Portfolio - Select Class	278
$ 21,038
Prime Money Market Portfolio - Class I	$ 15,858
Prime Money Market Portfolio - Class II	560
Prime Money Market Portfolio - Class III	1,525
Prime Money Market Portfolio - Class IV	123
Prime Money Market Portfolio - Select Class	533
Prime Money Market Portfolio - Institutional Class	11,865
$ 30,464
Money Market Portfolio - Class I	$ 20,408
Money Market Portfolio - Class II	359
Money Market Portfolio - Class III	2,104
Money Market Portfolio - Select Class	339
Money Market Portfolio - Institutional Class	8,334
$ 31,544
Tax-Exempt Portfolio - Class I	$ 2,621
Tax-Exempt Portfolio - Class II	12
Tax-Exempt Portfolio - Class III	126
Tax-Exempt Portfolio - Select Class	39
$ 2,798

During the period, FMR or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Prime Money Market Portfolio
Class I	.20%	$ 1,606
Class II	.35%	70
Class III	.45%	134
Class IV	.70%	16
Select Class	.25%	65
Institutional Class	.14%	14,169
Money Market Portfolio
Class I	.18%	$ 9,079
Class II	.33%	161
Class III	.43%	953
Select Class	.23%	152
Class F	.14%	31
Institutional Class	.14%	10,167
Tax-Exempt Portfolio
Class II	.35%	$ 3
Class III	.45%	35
Select Class	.25%	10

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Treasury Only Portfolio
Class I	$ 2,650
Class II	1,206
Class III	1,365
Class IV	317
Select Class	240
Treasury Portfolio
Class I	$ 733
Class II	236
Class III	9,497
Class IV	1,462
Select Class	152
Government Portfolio
Class II	$ 1,073
Class III	4,389
Select Class	68
Prime Money Market Portfolio
Class II	$ 21
Class III	1,739
Class IV	627

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Expense Reductions - continued

Money Market Portfolio
Class III	$ 1,087
Tax-Exempt Portfolio
Class II	$ 11
Class III	320
Select Class	-*

* Amount represents one hundred eight dollars.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Prime Money Market Portfolio	$ 3
Money Market Portfolio	1
Tax-Exempt Portfolio	8

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2011	2010 A
From net investment income
Treasury Only Portfolio - Class I	$ 710	$ 12,423
Treasury Only Portfolio - Class II	63	201
Treasury Only Portfolio - Class III	47	80
Treasury Only Portfolio - Class IV	6	7
Treasury Only Portfolio - Select Class	28	524
Total	$ 854	$ 13,235
Treasury Portfolio - Class I	$ 2,096	$ 15,399
Treasury Portfolio - Class II	17	101
Treasury Portfolio - Class III	388	575
Treasury Portfolio - Class IV	30	44
Treasury Portfolio - Select Class	38	565
Total	$ 2,569	$ 16,684
Government Portfolio - Class I	$ 15,825	$ 103,670
Government Portfolio - Class II	98	1,376
Government Portfolio - Class III	208	1,314
Government Portfolio - Select Class	70	777
Total	$ 16,201	$ 107,137
Prime Money Market Portfolio - Class I	$ 49,946	$ 66,000
Prime Money Market Portfolio - Class II	392	2,824
Prime Money Market Portfolio - Class III	254	4,391
Prime Money Market Portfolio - Class IV	20	73
Prime Money Market Portfolio - Select Class	1,195	2,897
Prime Money Market Portfolio - Institutional Class	98,111	80,579
Total	$ 149,918	$ 156,764
Money Market Portfolio - Class I	$ 79,474	$ 167,465
Money Market Portfolio - Class II	503	2,548
Money Market Portfolio - Class III	497	10,090
Money Market Portfolio - Select Class	1,043	2,101
Money Market Portfolio - Class F	1,190	98
Money Market Portfolio - Institutional Class	75,594	107,257
Total	$ 158,301	$ 289,559

Annual Report

7. Distributions to Shareholders - continued

Years ended March 31,	2011	2010 A
From net investment income
Tax-Exempt Portfolio - Class I	$ 3,849	$ 10,004
Tax Exempt Portfolio - Class II	2	24
Tax Exempt Portfolio - Class III	20	55
Tax Exempt Portfolio - Select Class	35	69
Total	$ 3,906	$ 10,152

From net realized gain
Treasury Only Portfolio - Class I	$ 202	$ 298
Treasury Only Portfolio - Class II	21	21
Treasury Only Portfolio - Class III	12	20
Treasury Only Portfolio - Class IV	2	2
Treasury Only Portfolio - Select Class	8	20
Total	$ 245	$ 361
Treasury Portfolio - Class I	$ -	$ 231
Treasury Portfolio - Class II	-	4
Treasury Portfolio - Class III	-	80
Treasury Portfolio - Class IV	-	9
Treasury Portfolio - Select Class	-	11
Total	$ -	$ 335
Government Portfolio - Class I	$ 875	$ -
Government Portfolio - Class II	24	-
Government Portfolio - Class III	62	-
Government Portfolio - Select Class	15	-
Total	$ 976	$ -
Tax-Exempt Portfolio - Class I	$ 139	$ 73
Tax Exempt Portfolio - Class II	1	1
Tax Exempt Portfolio - Class III	5	3
Tax Exempt Portfolio - Select Class	2	1
Total	$ 147	$ 78

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to March 31, 2010.

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended March 31,	2011	2010 A
Treasury Only Portfolio - Class I Shares sold	9,325,356	11,097,181
Reinvestment of distributions	753	10,090
Shares redeemed	(11,547,791)	(18,270,773)
Net increase (decrease)	(2,221,682)	(7,163,502)
Treasury Only Portfolio - Class II Shares sold	1,267,446	843,648
Reinvestment of distributions	36	142
Shares redeemed	(1,331,000)	(1,101,177)
Net increase (decrease)	(63,518)	(257,387)
Treasury Only Portfolio - Class III Shares sold	1,906,451	2,323,268
Reinvestment of distributions	30	45
Shares redeemed	(2,129,824)	(2,543,200)
Net increase (decrease)	(223,343)	(219,887)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Share Transactions - continued

Years ended March 31,	2011	2010 A
Treasury Only Portfolio - Class IV Shares sold	94,822	128,804
Reinvestment of distributions	8	9
Shares redeemed	(92,410)	(208,294)
Net increase (decrease)	2,420	(79,481)
Treasury Only Portfolio - Select Class Shares sold	938,799	807,972
Reinvestment of distributions	29	511
Shares redeemed	(1,208,169)	(1,093,040)
Net increase (decrease)	(269,341)	(284,557)
Treasury Portfolio - Class I Shares sold	30,159,804	25,929,433
Reinvestment of distributions	1,182	9,104
Shares redeemed	(30,026,808)	(33,523,809)
Net increase (decrease)	134,178	(7,585,272)
Treasury Portfolio - Class II Shares sold	1,387,389	851,706
Reinvestment of distributions	5	30
Shares redeemed	(1,395,982)	(1,095,067)
Net increase (decrease)	(8,588)	(243,331)
Treasury Portfolio - Class III Shares sold	13,151,252	9,498,048
Reinvestment of distributions	62	150
Shares redeemed	(13,289,612)	(10,643,362)
Net increase (decrease)	(138,298)	(1,145,164)
Treasury Portfolio - Class IV Shares sold	852,681	626,217
Reinvestment of distributions	-	1
Shares redeemed	(1,040,182)	(587,517)
Net increase (decrease)	(187,501)	38,701
Treasury Portfolio - Select Class Shares sold	1,342,798	1,660,459
Reinvestment of distributions	25	411
Shares redeemed	(1,355,551)	(2,178,148)
Net increase (decrease)	(12,728)	(517,278)
Government Portfolio - Class I Shares sold	275,569,247	407,076,631
Reinvestment of distributions	7,778	47,904
Shares redeemed	(291,301,004)	(416,647,297)
Net increase (decrease)	(15,723,979)	(9,522,762)
Government Portfolio - Class II Shares sold	32,387,366	71,417,522
Reinvestment of distributions	47	586
Shares redeemed	(32,993,501)	(71,941,274)
Net increase (decrease)	(606,088)	(523,166)
Government Portfolio - Class III Shares sold	10,260,061	14,312,162
Reinvestment of distributions	78	366
Shares redeemed	(10,120,411)	(15,433,083)
Net increase (decrease)	139,728	(1,120,555)
Government Portfolio - Select Class Shares sold	2,433,017	3,075,337
Reinvestment of distributions	60	537
Shares redeemed	(2,374,873)	(3,386,210)
Net increase (decrease)	58,204	(310,336)

Annual Report

8. Share Transactions - continued

Years ended March 31,	2011	2010 A
Prime Money Market Portfolio - Class I Shares sold	121,991,182	133,063,619
Reinvestment of distributions	15,993	31,426
Shares redeemed	(131,069,568)	(114,226,477)
Net increase (decrease)	(9,062,393)	18,868,568
Prime Money Market Portfolio - Class II Shares sold	4,959,880	6,653,068
Reinvestment of distributions	223	1,892
Shares redeemed	(5,143,074)	(7,170,685)
Net increase (decrease)	(182,971)	(515,725)
Prime Money Market Portfolio - Class III Shares sold	11,890,436	15,028,417
Reinvestment of distributions	87	1,223
Shares redeemed	(12,010,007)	(15,717,418)
Net increase (decrease)	(119,484)	(687,778)
Prime Money Market Portfolio - Class IV Shares sold	926,637	762,826
Reinvestment of distributions	18	58
Shares redeemed	(1,009,268)	(557,761)
Net increase (decrease)	(82,613)	205,123
Prime Money Market Portfolio - Select Class Shares sold	36,008,539	9,843,017
Reinvestment of distributions	949	2,219
Shares redeemed	(35,489,685)	(9,693,502)
Net increase (decrease)	519,803	151,734
Prime Money Market Portfolio - Institutional Class Shares sold	412,304,054	206,611,372
Reinvestment of distributions	61,224	52,805
Shares redeemed	(405,346,129)	(182,097,189)
Net increase (decrease)	7,019,149	24,566,988
Money Market Portfolio - Class I Shares sold	129,654,262	99,361,678
Reinvestment of distributions	56,221	131,935
Shares redeemed	(133,032,330)	(100,720,738)
Net increase (decrease)	(3,321,847)	(1,227,125)
Money Market Portfolio - Class II Shares sold	2,109,859	2,933,382
Reinvestment of distributions	370	2,183
Shares redeemed	(2,525,235)	(2,780,049)
Net increase (decrease)	(415,006)	155,516
Money Market Portfolio - Class III Shares sold	19,592,821	20,897,591
Reinvestment of distributions	227	4,474
Shares redeemed	(19,835,254)	(21,320,216)
Net increase (decrease)	(242,206)	(418,151)
Money Market Portfolio - Select Class Shares sold	9,007,280	6,597,641
Reinvestment of distributions	672	1,027
Shares redeemed	(7,468,913)	(6,595,815)
Net increase (decrease)	1,539,039	2,853
Money Market Portfolio - Class F Shares sold	741,144	152,471
Reinvestment of distributions	1,190	98
Shares redeemed	(69,774)	(3,531)
Net increase (decrease)	672,560	149,038

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Share Transactions - continued

Years ended March 31,	2011	2010 A
Money Market Portfolio - Institutional Class Shares sold	154,730,887	123,612,866
Reinvestment of distributions	61,838	75,566
Shares redeemed	(150,676,900)	(114,543,217)
Net increase (decrease)	4,115,825	9,145,215
Tax-Exempt Portfolio - Class I Shares sold	7,263,950	8,679,961
Reinvestment of distributions	2,550	6,687
Shares redeemed	(8,280,573)	(11,597,462)
Net increase (decrease)	(1,014,073)	(2,910,814)
Tax-Exempt Portfolio - Class II Shares sold	17,896	66,279
Reinvestment of distributions	3	23
Shares redeemed	(22,093)	(94,375)
Net increase (decrease)	(4,194)	(28,073)
Tax-Exempt Portfolio - Class III Shares sold	1,370,264	950,167
Reinvestment of distributions	12	34
Shares redeemed	(1,337,626)	(1,056,365)
Net increase (decrease)	32,650	(106,164)
Tax-Exempt Portfolio - Select Class Shares sold	75,375	83,177
Reinvestment of distributions	30	65
Shares redeemed	(61,760)	(71,985)
Net increase (decrease)	13,645	11,257

A Share transactions for class F are for the period June 26, 2009 (commencement of sale of shares) to March 31, 2010.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Colchester Street Trust and the Shareholders of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio:

We have audited the accompanying statements of assets and liabilities of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds), each a fund of Fidelity Colchester Street Trust, including the schedules of investments, as of March 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of March 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 12, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 190 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statements of Additional Information (SAIs) include more information about the Trustees. To request a free copy, call Fidelity at 1-877-297-2952, or for Class F, call 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (55)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is head of Institutional Investments for Fidelity Asset Management and Vice Chairman of Pyramis Global Advisors, LLC (2011-present), President of The North Carolina Capital Management Trust: Cash and Term Portfolios (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Robert P. Brown (47)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2011, or, if subsequently determined to be different, the net capital gain of such year.

Treasury Portfolio	$15
Tax-Exempt Portfolio	$17,153

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2011 to March 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Only Portfolio	$190,870
Treasury Portfolio	$328,113
Government Portfolio	$1,782,870
Prime Money Market Portfolio	$25,283,980
Money Market Portfolio	$26,508,110

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Only Portfolio	100%
Treasury Portfolio	39.34%
Government Portfolio	42.47%
Prime Money Market Portfolio	6.41%
Money Market Portfolio	6.94%

During fiscal year ended 2011, 100% of Tax Exempt Portfolio's income dividends were free from federal income tax, and .02% of the fund's income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Citibank, N.A.
New York, NY
  Tax-Exempt Portfolio

Fidelity Service Company, Inc.
Boston, MA

  Treasury Only Portfolio, Treasury Portfolio,
  Government Portfolio, Prime Money Market
  Portfolio, and Money Market Portfolio

Custodians

The Bank of New York Mellon
New York, NY
  Treasury Only Portfolio, Treasury Portfolio,
  Government Portfolio, Prime Money Market
  Portfolio, and Money Market Portfolio
Citibank, N.A.
New York, NY
  Tax-Exempt Portfolio

IMM-ANN-0511
1.701843.113

Item 2. Code of Ethics

As of the end of the period, March 31, 2011, Fidelity Colchester Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Tax-Exempt Portfolio, Treasury Only Portfolio and Treasury Portfolio (the "Funds"):

Services Billed by Deloitte Entities

March 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$27,000	$-	$4,600	$600
Money Market Portfolio	$26,000	$-	$4,600	$1,200
Prime Money Market Portfolio	$26,000	$-	$4,600	$1,300
Tax-Exempt Portfolio	$26,000	$-	$4,600	$100
Treasury Only Portfolio	$26,000	$-	$4,600	$200
Treasury Portfolio	$26,000	$-	$4,600	$300

March 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$28,000	$-	$4,500	$-
Money Market Portfolio	$27,000	$-	$4,500	$-
Prime Money Market Portfolio	$29,000	$-	$4,500	$-
Tax-Exempt Portfolio	$27,000	$-	$4,500	$-
Treasury Only Portfolio	$27,000	$-	$4,500	$-
Treasury Portfolio	$29,000	$-	$4,500	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	March 31, 2011A	March 31, 2010A
Audit-Related Fees	$645,000	$725,000
Tax Fees	$-	$-
All Other Fees	$730,000	$450,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	March 31, 2011 A	March 31, 2010 A
Deloitte Entities	$1,500,000	$1,220,000B

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 25, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 25, 2011